UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: May 31, 2018

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Annual Report
May 31, 2018
Classes A, I and R6
■
Voya Target In-Retirement Fund

■
Voya Target Retirement 2020 Fund

■
Voya Target Retirement 2025 Fund

■
Voya Target Retirement 2030 Fund

■
Voya Target Retirement 2035 Fund

■
Voya Target Retirement 2040 Fund

■
Voya Target Retirement 2045 Fund

■
Voya Target Retirement 2050 Fund

■
Voya Target Retirement 2055 Fund

■
Voya Target Retirement 2060 Fund

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

Go Paperless with E-Delivery!
Sign up now for on-line prospectuses, fund reports, and proxy statements. In less than five minutes, you can help reduce paper mail and lower fund costs.
Just go to www.voyainvestments.com, click on the E-Delivery icon from the home page, follow the directions and complete the quick 5 Steps to Enroll.
You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.
PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

“Gaming” a Trade War
Dear Shareholder,
As noted many times in our letters, opportunities can arise almost anywhere in a connected global economy; the other side of the coin is that risks can arise anywhere too. As of this writing in late June, investors are pondering ways to avoid the risks of a global trade war as tensions around tariffs escalate in China, Europe and the United States.
The prospects of a full-blown trade war remain uncertain, which favors simplistic approaches to limiting risk, e.g., avoid exposure to China or Korea, favor U.S. small capitalization stocks over large caps (small caps are thought to have less exposure to retaliation) and buy U.S.-dollar denominated bonds. With prolonged trade barriers, however, the analysis will have to go deeper into the details; investors will have to consider the downstream effects on corporate supply chains and related segments of the economy. We believe it is possible, for example, that certain companies with both domestic and overseas manufacturing operations could sustain double hits from tariffs imposed by the U.S. and other countries.
While these concerns may be salient for professional traders, for the rest of us they underscore the hazards of trying to time market entries and exits. Risks and rewards will ebb and flow across the global economy, but we believe it is unwise to try getting ahead of events. We cannot know when or where opportunity or risk will arise, and attempting to predict such developments is not an effective investment strategy, in our opinion.
A sound reason to change strategy might be if your investment goals or life situation change. If your goals or needs have changed, thoroughly discuss these issues with your financial advisor before undertaking any alteration of your investment strategy.
Voya seeks to remain a reliable partner committed to reliable investing, helping you and your financial advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
June 22, 2018
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

Market Perspective: Year Ended May 31, 2018

In our semi-annual report we described how a “buy-the-dip” mentality prevailed among investors in risk assets, in which any disappointment or setback was soon forgiven. Global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, rose every month and returned 8.28% for the half-year. The narrative of improving global growth and corporate earnings, with monetary conditions still historically easy, seemed intact. (The Index returned 11.57% for the year ended May 31, 2018, measured in U.S. dollars.)
But in February the spell was broken, and after 15 consecutive gains, the Index suffered its first monthly loss. Another loss followed in March, and for the whole fiscal year the Index was little improved on the half, gaining 10.52%.
By the middle of the fiscal year, growth in gross domestic product (“GDP”) had been reported at 3.16% annualized for the third quarter. Tax reform progressed fitfully from outline in October until the final product was signed into law on December 22. For investors the key feature of tax reform was the reduction in the corporate tax rate to 21%, which many believed would be used to increase share buy-backs and dividends.
Nine days earlier the Federal Open Market Committee (“FOMC”) had raised the federal funds rate by 25bp (0.25%) from 1.25% to 1.50%, with three more increases projected for 2018. As 2017 ended, new unemployment claims were near a 44-year low and the unemployment rate was stable at 4.1%. Some commentators wondered whether a tax cut stimulus costing $1 trillion to an already strong economy near full employment, would require more than three increases, and how would markets react when this became evident.
In Europe, evidence of the euro zone’s economic recovery continued to accumulate in the first weeks of 2018, with GDP growth at 2.8% year-over-year and unemployment edging down to 8.6%, the lowest since December 2008. Purchasing managers’ indices, closely watched leading indicators of economic activity, reached multi-year highs early in 2018. But as the months wore on, these were starting to fade and the May readings were the lowest of the year. The UK’s economy was still beset by uncertainty over Brexit. Its purchasing managers’ indices were worse than the euro zone’s and first quarter GDP was just 1.2% above the level one year earlier.
In Asia, China’s GDP growth was steady at 6.8% year-over-year in the last two quarters. In Japan, GDP grew for eight consecutive quarters, but by the fourth quarter of 2017 it was a scant 0.6% annualized and in the next quarter it fell by the same amount, with wage and price inflation still stubbornly low.
Back in the U.S., economic reports had a moderate tone early in 2018. Mixed purchasing managers’ indices were accompanied by a mildly disappointing employment report. GDP growth was initially recorded at 2.6% annualized in the fourth quarter of 2017.
Then in late January, Bloomberg reported that the Treasury would boost bond sales to cover a mounting budget deficit, now projected to reach $1.1 trillion by 2019. FOMC minutes were seen as hawkish and on March 21 the FOMC raised rates from 1.50% to 1.75%. Days later, GDP growth was revised up to 2.9%. Unemployment in April broke below 4%. In May, Treasury yields neared seven-year highs, with wage and price inflation accelerating.
But by then investors had more to worry about than rising U.S. interest rates. On March 1, the White House announced tariffs of 25% on imported steel and 10% on aluminum, followed three weeks later by specific tariffs on Chinese imports. While the measures looked like bargaining chips, threats of retaliation were swift and the risks of a trade war to global growth, which had underpinned much of the rise in equity prices in recent years, were abundantly clear. After a reprieve, on the last day of our fiscal year it was announced that the tariffs would take effect immediately.
In U.S. fixed income markets, the Bloomberg Barclays U.S. Aggregate Bond Index fell 0.37% in the fiscal year. The Bloomberg Barclays U.S. Treasury Bond Index fell 0.83%, as the yield curve rose. Indices of riskier classes performed better than Treasuries. The Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index edged up 0.06%, the Bloomberg Barclays High-Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) added 2.35%.
U.S. equities, represented by the S&P 500® Index including dividends, rose 14.38% in the year. The earnings per share of its constituent companies were set to record growth in the first quarter of 2018 of 24.6% year-over-year, the most since the third quarter of 2010. Technology was the top performing sector, up 28.20%; consumer staples incurred the biggest loss, down 10.14%.
Currencies reflected a weaker dollar during the period over all. The dollar fell 3.83% against the euro, 3.22% against the pound and 1.72% against the yen. However, from about April, dollar strength returned as the economic data for most of the rest of the world faded.
International markets were all unnerved by February’s general upsurge in volatility and by the risk of a trade war referred to above. In addition, the fiscal boost in the U.S. probably improved that market’s relative attractiveness. MSCI Japan® Index advanced 12.56% over the year, down about 2% in the second half, with sentiment also depressed by indications from the Bank of Japan that the end of monetary stimulus in its sights. MSCI Europe ex UK® Index rose just 0.86%. The strength of the euro worried investors as did the cooling of leading economic indicators. MSCI UK® Index gained 5.68%, driven by its big global energy and materials constituents as commodity prices recovered.
Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Bloomberg Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P Target Date Retirement Income Index	Seeks to represent asset allocations which target an immediate retirement horizon.
S&P Target Date 2020 Index,
S&P Target Date 2025 Index,
S&P Target Date 2030 Index,
S&P Target Date 2035 Index,
S&P Target Date 2040 Index,
S&P Target Date 2045 Index,
S&P Target Date 2050 Index,
S&P Target Date 2055 Index, and
S&P Target Date 2060+	Each index seeks to represent the market consensus for asset allocations which target an approximate 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and beyond the 2060 retirement horizon, respectively.

Voya Target Retirement Funds	Portfolio Managers’ Report

The Voya Target Retirement Funds consist of Voya Target Retirement 2020 Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, Voya Target Retirement 2060 Fund and Voya Target In-Retirement Fund (each a “Fund” or collectively, the “Funds”). Each Fund seeks to achieve its investment objective* by investing in a combination of other funds (“Underlying Funds”). The Funds are managed by Paul Zemsky, CFA and Chief Investment Officer and Halvard Kvaale, CIMA, Portfolio Managers**, of Voya Investment Management Co. LLC — the Sub-Adviser.
The Funds seek to achieve their respective investment objective by investing in a combination of Underlying Funds according to target allocations determined by the Sub-Adviser. With the exception of Voya Target In-Retirement Fund, the Funds are structured and managed around specific target retirement or financial goal dates (“target dates”). The target date is the approximate year that an investor in a Fund would plan to make initial withdrawals from a Fund for retirement or other financial goals. The Funds’ target allocations will change over time, gliding down a path to gradually become more conservative as the Fund approaches its target date. As a Fund nears its target date, the target allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, whose target allocation among the Underlying Funds is approximately 35% equity securities and 65% debt instruments.
Portfolio Specifics: For the year ended May 31, 2018, the Funds underperformed their benchmarks, the S&P Target Date Indices.
For the 12-month period ending May 31, 2018, Underlying Fund performance that detracted from performance included Voya Small Cap Opportunities Fund, Voya Mid Cap Opportunities Fund and Voya Corporate Leaders® 100 Fund. At the end of April 2018, the Funds removed Voya Corporate Leaders® 100 Fund and Voya Small Cap Opportunities Fund and added Voya High Dividend Low Volatility Fund and Voya Small Company Fund. Underlying Funds with top performance relative to their benchmarks included Voya Multi-Manager Mid Cap Value Fund, Voya Global Bond Fund and Voya Multi-Manager International Factors Fund.
Asset Allocation: All of the Funds benefited from tactical asset allocation during the period. In June of 2017, the Funds tactically rotated a portion of their U.S. equity positions to growth to offset the value bias in their strategic allocations. At the time of the trade, the U.S. Federal Reserve Board’s firm resolve for gradual interest-rate increases, two straight disappointing inflation readings and continual problems besetting the Trump administration’s agenda had tilted the market towards growth, in our opinion.
At the close of August, the Funds converted their existing euro zone equity exposure from a currency-hedged to an unhedged position. The long euro and short U.S. dollar positioning had come off extremes, providing an opportunity to scale into non-U.S. dollar exposure for the trade. In addition, fundamental indicators at the time, such as GDP and the manufacturing Purchasing Managers’ Index differentials between the two economies, supported a stronger euro versus the U.S. dollar going forward.
At the end of September, the Funds opened a position in Japanese equities by selling other international developed-market equities. At that time, Japan was on course to deliver the strongest earnings growth of any major region in 2017, but was the only major region to be de-rated in terms of forward price-to-earnings ratio. At the time of the trade the TOPIX Index was inexpensive, trading at the lower end of the 12-year range of its forward price-to-earnings ratio compared to the MSCI World IndexSM. The trade maintained the Funds’ overweight to international equities.
In mid-October, the Funds increased their position in Japanese equities by selling U.S. large cap stocks. Since the initial position was opened in September, the Nikkei Index had broken through a level of technical resistance and forecasts of a snap election in Japan had pointed to a continuation of Prime Minister Shinzo Abe’s leadership. We found both of these developments to support further gains for Japanese equities.
Also in mid-October, the 2020 and 2025 Funds sold U.S. large cap and purchased core U.S. fixed income to reduce an equity overweight position that was initiated in 2016. While the team remained positive on risk assets for 2018, we reduced equity exposures as a prudent, preemptive measure in the event of an equity market sell-off for these near-dated Funds.
In January 2018, the Funds lowered their U.S. real estate investment trust positions given the asset class’ sensitivity to interest rates, which we thought were breaking into a higher range. We allocated proceeds from the sale to U.S. large cap stocks.

Portfolio Managers’ Report	Voya Target Retirement Funds

In March, the Funds closed their Japanese equities (U.S.-dollar-hedged) positions. The supporting thesis, that the Bank of Japan would keep the currency weak, had failed to materialize. The strengthening of the yen over the period was a headwind for Japanese equities. We split the sale proceeds between U.S. large cap and international equities.
As part of their annual review process, the Funds’ target equity allocations glided down at the end of April. In addition, we adjusted their strategic asset allocation targets to reflect revised long-term capital market expectations for a range of asset classes. This resulted in an overall decrease in equities across the 2035 – 2020 Funds and modest changes in the strategic sub-asset allocations. The most notable changes included neutralizing an overweight to value versus growth in domestic large cap equities and a reduction in domestic mid- and small-cap equities in favor of emerging markets and developed international equities.
Current Strategy and Outlook: The narrative around the global growth weakness in first quarter 2018 evolved during May. We believe the U.S. showed clear signs of reacceleration with better data related to manufacturing, construction spending and business activity. When we look at the data, we believe that the euro zone has lost momentum and the deceleration has not yet abated. Europe had been growing well above trend for most of 2017 but recent signals — such as IFO Business Climate Survey ticking up for two consecutive months — are telegraphing some stabilization, in our opinion. In our view, underlying fundamentals such as business investment, consumer confidence and employment growth are solid for Europe. We believe that these should be enough to curtail the weakness in other areas. In emerging markets, economic surprise indexes have started to improve, which we believe is a sign that they too will be contributing to better growth after some relative weakness. We believe U.S. current activity indicators are rebounding and the rest of the world is behind, but still above trend.
We believe that politics will create a lot of noise for the equity markets in the near future. As we saw with Italy in late May, politics normalized almost as quickly as they worsened. We suspect that part of the market reaction to a violent move down and bounce back is quick positioning, as the Italian election results surprised many market participants. In our view it also speaks to some of the fragility of investor sentiment, even as we move past the tenth anniversary of the onset of the great financial crisis this September. When we look at investor sentiment, we believe that a lot of the ebullience has been wrung out of equities.
Currencies have been the transmission mechanism of price movements this year. We believe that the U.S. dollar is on a downtrend, large current account and budget deficits will be difficult to fund and investors will sell the currency as a result. We note some of the lopsided positioning in the currency futures market has been unwound, which we think is an indication that the U.S. dollar will find its footing over the course of the summer. In our view, the foreign exchange (“FX”) markets have unduly punished emerging market currencies versus the swift U.S. dollar rise. While we do not think we have seen the trough in emerging markets FX yet, the individual country response of rate hikes and interventions is likely to stem the tide.

*
Please see the Prospectus for each Fund’s respective investment objective.

**
Effective May 11, 2018, Jody Hrazanek was removed as a Portfolio Manager of the Funds.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class.

Voya Target Retirement Funds	Portfolio Managers’ Report

Average Total Returns for the Year Ended May 31, 2018
Voya Target In-Retirement Fund, Class I	4.13%
S&P Target Date Retirement Income Index	4.43%
Voya Target Retirement 2020 Fund, Class I	5.96%
S&P Target Date 2020 Index	6.72%
Voya Target Retirement 2025 Fund, Class I	7.38%
S&P Target Date 2025 Index	7.99%
Voya Target Retirement 2030 Fund, Class I	8.72%
S&P Target Date 2030 Index	9.21%
Voya Target Retirement 2035 Fund, Class I	9.75%
S&P Target Date 2035 Index	10.36%
Voya Target Retirement 2040 Fund, Class I	10.39%
S&P Target Date 2040 Index	11.18%
Voya Target Retirement 2045 Fund, Class I	10.67%
S&P Target Date 2045 Index	11.58%
Voya Target Retirement 2050 Fund, Class I	10.97%
S&P Target Date 2050 Index	11.92%
Voya Target Retirement 2055 Fund, Class I	10.88%
S&P Target Date 2055 Index	12.04%
Voya Target Retirement 2060 Fund, Class I***	10.80%
S&P Target Date 2060+ Index	12.22%

***
On September 29, 2017, the Voya Target Retirement 2060 Fund changed its primary benchmark from the S&P Target Date 2055+ Index to the S&P Target Date 2060+ Index because the S&P Target Date 2060+ Index is considered by the Adviser to be a more appropriate benchmark reflecting the types of securities in which the Voya Target Retirement 2060 Fund invests.

Target Asset Allocation(1)
Sub Asset Class	2060	2055	2050	2045	2040	2035	2030	2025	2020	In-Retirement
US Large Blend	27.5%	27.5%	27.5%	27.0%	26.5%	26.0%	23.0%	18.0%	15.0%	10.5%
US Large Growth	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.5%	7.5%	6.0%	5.0%
US Large Value	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.5%	7.5%	6.0%	5.0%
US Mid Cap Blend	7.0%	7.0%	7.0%	7.0%	6.0%	5.0%	4.0%	3.5%	2.0%	2.0%
US Small Cap	3.0%	3.0%	3.0%	3.0%	3.0%	2.0%	2.0%	2.0%	1.0%	—
International	25.0%	25.0%	25.0%	24.0%	23.0%	21.0%	19.0%	14.0%	11.0%	7.0%
Emerging Markets	10.5%	10.5%	10.5%	10.0%	8.5%	8.0%	7.0%	5.0%	3.5%	3.0%
Global Real Estate	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	1.0%	1.0%	1.0%
Commodities	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%
Core Fixed Income	4.0%	4.0%	4.0%	4.3%	7.0%	12.0%	21.0%	24.8%	30.8%	38.0%
High Yield	—	—	—	—	2.0%	2.0%	2.0%	2.0%	2.0%	2.0%
Senior Debt	—	—	—	1.8%	3.0%	4.0%	4.0%	5.0%	5.0%	5.0%
International Bonds	—	—	—	—	—	—	—	3.0%	3.0%	3.0%
TIPS	—	—	—	—	—	—	—	2.0%	5.0%	7.0%
Short Duration	—	—	—	—	—	—	—	3.3%	7.3%	10.0%
Total Equity	96.0%	96.0%	96.0%	94.0%	88.0%	82.0%	73.0%	60.0%	47.0%	35.0%
Total Fixed Income	4.0%	4.0%	4.0%	6.0%	12.0%	18.0%	27.0%	40.0%	53.0%	65.0%
	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

(1)
Each Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown. Although the Funds expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio Managers’ Report	Voya Target In-Retirement Fund

Average Annual Total Returns for the Periods Ended May 31, 2018
	1 Year	5 Year	Since Inception of Class I December 20, 2012	Since Inception of Classes A and R6 December 21, 2015
Including Sales Charge:
Class A(1)(2)	-2.14%	3.21%	—	3.60%
Class I	4.13%	4.75%	5.05%	—
Class R6(3)	4.08%	4.76%	—	5.05%
Excluding Sales Charge:
Class A(2)	3.85%	4.44%	—	4.73%
Class I	4.13%	4.75%	5.05%	—
Class R6(3)	4.08%	4.76%	—	5.05%
S&P Target Date Retirement Income Index	4.43%	4.23%	4.41%	4.41%
Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target In-Retirement Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.
The Fund’s performance is shown both with and without the imposition of sales charges.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)
The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)
The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

Voya Target Retirement 2020 Fund	Portfolio Managers’ Report

Average Annual Total Returns for the Periods Ended May 31, 2018
	1 Year	5 Year	Since Inception of Class I December 20, 2012	Since Inception of Classes A and R6 December 21, 2015
Including Sales Charge:
Class A(1)(2)	-0.34%	4.55%	—	5.25%
Class I	5.96%	6.10%	6.72%	—
Class R6(3)	5.97%	6.12%	—	6.74%
Excluding Sales Charge:
Class A(2)	5.70%	5.79%	—	6.40%
Class I	5.96%	6.10%	6.72%	—
Class R6(3)	5.97%	6.12%	—	6.74%
S&P Target Date 2020 Index	6.72%	6.57%	7.22%	7.22%
Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2020 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.
The Fund’s performance is shown both with and without the imposition of sales charges.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)
The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)
The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

Portfolio Managers’ Report	Voya Target Retirement 2025 Fund

Average Annual Total Returns for the Periods Ended May 31, 2018
	1 Year	5 Year	Since Inception of Class I December 20, 2012	Since Inception of Classes A and R6 December 21, 2015
Including Sales Charge:
Class A(1)(2)	0.99%	5.39%	—	6.20%
Class I	7.38%	6.90%	7.62%	—
Class R6(3)	7.43%	6.91%	—	7.63%
Excluding Sales Charge:
Class A(2)	7.17%	6.64%	—	7.36%
Class I	7.38%	6.90%	7.62%	—
Class R6(3)	7.43%	6.91%	—	7.63%
S&P Target Date 2025 Index	7.99%	7.25%	8.01%	8.01%
Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2025 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.
The Fund’s performance is shown both with and without the imposition of sales charges.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)
The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)
The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

Voya Target Retirement 2030 Fund	Portfolio Managers’ Report

Average Annual Total Returns for the Periods Ended May 31, 2018
	1 Year	5 Year	Since Inception of Class I December 20, 2012	Since Inception of Classes A and R6 December 21, 2015
Including Sales Charge:
Class A(1)(2)	2.20%	6.16%	—	7.13%
Class I	8.72%	7.70%	8.58%	—
Class R6(3)	8.78%	7.72%	—	8.59%
Excluding Sales Charge:
Class A(2)	8.40%	7.43%	—	8.30%
Class I	8.72%	7.70%	8.58%	—
Class R6(3)	8.78%	7.72%	—	8.59%
S&P Target Date 2030 Index	9.21%	7.91%	8.78%	8.78%
Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2030 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.
The Fund’s performance is shown both with and without the imposition of sales charges.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)
The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)
The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

Portfolio Managers’ Report	Voya Target Retirement 2035 Fund

Average Annual Total Returns for the Periods Ended May 31, 2018
	1 Year	5 Year	Since Inception of Class I December 20, 2012	Since Inception of Classes A and R6 December 21, 2015
Including Sales Charge:
Class A(1)(2)	3.22%	6.59%	—	7.61%
Class I	9.75%	8.10%	9.03%	—
Class R6(3)	9.79%	8.11%	—	9.04%
Excluding Sales Charge:
Class A(2)	9.51%	7.86%	—	8.79%
Class I	9.75%	8.10%	9.03%	—
Class R6(3)	9.79%	8.11%	—	9.04%
S&P Target Date 2035 Index	10.36%	8.53%	9.45%	9.45%
Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2035 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.
The Fund’s performance is shown both with and without the imposition of sales charges.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)
The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)
The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

Voya Target Retirement 2040 Fund	Portfolio Managers’ Report

Average Annual Total Returns for the Periods Ended May 31, 2018
	1 Year	5 Year	Since Inception of Class I December 20, 2012	Since Inception of Classes A and R6 December 21, 2015
Including Sales Charge:
Class A(1)(2)	3.74%	7.16%	—	8.25%
Class I	10.39%	8.67%	9.69%	—
Class R6(3)	10.44%	8.69%	—	9.70%
Excluding Sales Charge:
Class A(2)	10.07%	8.42%	—	9.44%
Class I	10.39%	8.67%	9.69%	—
Class R6(3)	10.44%	8.69%	—	9.70%
S&P Target Date 2040 Index	11.18%	8.95%	9.93%	9.93%
Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2040 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.
The Fund’s performance is shown both with and without the imposition of sales charges.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)
The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)
The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

Portfolio Managers’ Report	Voya Target Retirement 2045 Fund

Average Annual Total Returns for the Periods Ended May 31, 2018
	1 Year	5 Year	Since Inception of Class I December 20, 2012	Since Inception of Classes A and R6 December 21, 2015
Including Sales Charge:
Class A(1)(2)	4.09%	7.35%	—	8.50%
Class I	10.67%	8.89%	9.95%	—
Class R6(3)	10.82%	8.93%	—	9.98%
Excluding Sales Charge:
Class A(2)	10.47%	8.64%	—	9.68%
Class I	10.67%	8.89%	9.95%	—
Class R6(3)	10.82%	8.93%	—	9.98%
S&P Target Date 2045 Index	11.58%	9.24%	10.26%	10.26%
Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2045 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.
The Fund’s performance is shown both with and without the imposition of sales charges.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)
The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)
The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

Voya Target Retirement 2050 Fund	Portfolio Managers’ Report

Average Annual Total Returns for the Periods Ended May 31, 2018
	1 Year	5 Year	Since Inception of Class I December 20, 2012	Since Inception of Classes A and R6 December 21, 2015
Including Sales Charge:
Class A(1)(2)	4.22%	7.39%	—	8.54%
Class I	10.97%	8.94%	9.99%	—
Class R6(3)	11.02%	8.97%	—	10.02%
Excluding Sales Charge:
Class A(2)	10.60%	8.68%	—	9.72%
Class I	10.97%	8.94%	9.99%	—
Class R6(3)	11.02%	8.97%	—	10.02%
S&P Target Date 2050 Index	11.92%	9.54%	10.58%	10.58%
Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2050 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.
The Fund’s performance is shown both with and without the imposition of sales charges.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)
The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)
The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

Portfolio Managers’ Report	Voya Target Retirement 2055 Fund

Average Annual Total Returns for the Periods Ended May 31, 2018
	1 Year	5 Year	Since Inception of Class I December 20, 2012	Since Inception of Classes A and R6 December 21, 2015
Including Sales Charge:
Class A(1)(2)	4.25%	7.45%	—	8.59%
Class I	10.88%	9.00%	10.04%	—
Class R6(3)	11.02%	9.03%	—	10.07%
Excluding Sales Charge:
Class A(2)	10.61%	8.73%	—	9.77%
Class I	10.88%	9.00%	10.04%	—
Class R6(3)	11.02%	9.03%	—	10.07%
S&P Target Date 2055 Index	12.04%	9.71%	10.78%	10.78%
Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2055 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.
The Fund’s performance is shown both with and without the imposition of sales charges.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)
The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)
The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

Voya Target Retirement 2060 Fund	Portfolio Managers’ Report

Average Annual Total Returns for the Periods Ended May 31, 2018
	1 Year	Since Inception of Class A, I, and R6 December 21, 2015
Including Sales Charge:
Class A(1)	4.27%	8.83%
Class I	10.80%	11.74%
Class R6	10.91%	11.81%
Excluding Sales Charge:
Class A	10.65%	11.50%
Class I	10.80%	11.74%
Class R6	10.91%	11.81%
S&P Target Date 2060+ Index	12.22%	13.28%
Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2060 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.
The Fund’s performance is shown both with and without the imposition of sales charges.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 5.75%.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018. Each Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended May 31, 2018**	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended May 31, 2018**
Voya Target In-Retirement Fund
Class A	$1,000.00	$1,001.00	0.51%	$2.54	$1,000.00	$1,022.39	0.51%	$2.57
Class I	1,000.00	1,002.00	0.27	1.35	1,000.00	1,023.59	0.27	1.36
Class R6	1,000.00	1,001.50	0.22	1.10	1,000.00	1,023.83	0.22	1.11
Voya Target Retirement 2020 Fund
Class A	$1,000.00	$1,004.00	0.48%	$2.40	$1,000.00	$1,022.54	0.48%	$2.42
Class I	1,000.00	1,005.80	0.19	0.95	1,000.00	1,023.98	0.19	0.96
Class R6	1,000.00	1,005.90	0.18	0.90	1,000.00	1,024.03	0.18	0.91
Voya Target Retirement 2025 Fund
Class A	$1,000.00	$1,005.80	0.44%	$2.20	$1,000.00	$1,022.74	0.44%	$2.22
Class I	1,000.00	1,007.20	0.19	0.95	1,000.00	1,023.98	0.19	0.96
Class R6	1,000.00	1,007.60	0.14	0.70	1,000.00	1,024.23	0.14	0.71
Voya Target Retirement 2030 Fund
Class A	$1,000.00	$1,007.60	0.43%	$2.15	$1,000.00	$1,022.79	0.43%	$2.17
Class I	1,000.00	1,009.20	0.18	0.90	1,000.00	1,024.03	0.18	0.91
Class R6	1,000.00	1,009.00	0.13	0.65	1,000.00	1,024.28	0.13	0.66
Voya Target Retirement 2035 Fund
Class A	$1,000.00	$1,010.80	0.43%	$2.16	$1,000.00	$1,022.79	0.43%	$2.17
Class I	1,000.00	1,010.80	0.18	0.90	1,000.00	1,024.03	0.18	0.91
Class R6	1,000.00	1,011.90	0.13	0.65	1,000.00	1,024.28	0.13	0.66

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended May 31, 2018**	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended May 31, 2018**
Voya Target Retirement 2040 Fund
Class A	$1,000.00	$1,010.70	0.41%	$2.06	$1,000.00	$1,022.89	0.41%	$2.07
Class I	1,000.00	1,012.30	0.16	0.80	1,000.00	1,024.13	0.16	0.81
Class R6	1,000.00	1,012.60	0.11	0.55	1,000.00	1,024.38	0.11	0.56
Voya Target Retirement 2045 Fund
Class A	$1,000.00	$1,010.60	0.42%	$2.11	$1,000.00	$1,022.84	0.42%	$2.12
Class I	1,000.00	1,011.90	0.17	0.85	1,000.00	1,024.08	0.17	0.86
Class R6	1,000.00	1,012.50	0.12	0.60	1,000.00	1,024.33	0.12	0.61
Voya Target Retirement 2050 Fund
Class A	$1,000.00	$1,010.30	0.42%	$2.11	$1,000.00	$1,022.84	0.42%	$2.12
Class I	1,000.00	1,012.30	0.17	0.85	1,000.00	1,024.08	0.17	0.86
Class R6	1,000.00	1,012.80	0.12	0.60	1,000.00	1,024.33	0.12	0.61
Voya Target Retirement 2055 Fund
Class A	$1,000.00	$1,010.70	0.42%	$2.11	$1,000.00	$1,022.84	0.42%	$2.12
Class I	1,000.00	1,011.90	0.17	0.85	1,000.00	1,024.08	0.17	0.86
Class R6	1,000.00	1,012.40	0.12	0.60	1,000.00	1,024.33	0.12	0.61
Voya Target Retirement 2060 Fund
Class A	$1,000.00	$1,010.80	0.42%	$2.11	$1,000.00	$1,022.84	0.42%	$2.12
Class I	1,000.00	1,011.50	0.17	0.85	1,000.00	1,024.08	0.17	0.86
Class R6	1,000.00	1,011.80	0.12	0.60	1,000.00	1,024.33	0.12	0.61

*
The annualized expense ratios do not include expenses of underlying funds.

**
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half-year.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Voya Separate Portfolios Trust:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Voya Target In-Retirement Fund, Voya Target Retirement 2020 Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, and Voya Target Retirement 2060 Fund (the “Funds”), each a series of Voya Separate Portfolios Trust, including the portfolios of investments, as of May 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of May 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Voya investment companies since 1975.
Boston, Massachusetts
July 25, 2018

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2018

	Voya Target In-Retirement Fund	Voya Target Retirement 2020 Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$3,869,971	$5,604,689	$7,685,739	$6,061,455
Investments in unaffiliated underlying funds at fair value**	1,874,428	2,459,449	2,920,344	2,660,607
Cash	7,590	6,819	7,557	7,102
Receivables:
Fund shares sold	500	3,128	1,643	2,075
Dividends	126	11	51	26
Reimbursement due from manager	13,590	30,378	32,462	29,878
Other assets	31	50	49	50
Total assets	5,766,236	8,104,524	10,647,845	8,761,193
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	365	2,471	1,187	1,577
Payable for investments in unaffiliated underlying funds purchased	135	657	456	498
Payable for investment management fees	444	607	698	656
Payable for distribution and shareholder service fees	336	500	584	590
Payable to trustees under the deferred compensation plan (Note 6)	31	50	49	50
Payable for trustee fees	17	26	32	29
Other accrued expenses and liabilities	21,799	33,343	37,067	32,875
Total liabilities	23,127	37,654	40,073	36,275
NET ASSETS	$5,743,109	$8,066,870	$10,607,772	$8,724,918
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$5,667,591	$7,902,656	$10,316,371	$8,251,485
Undistributed net investment income	27,145	37,530	32,771	21,741
Accumulated net realized gain	70,033	140,761	218,493	318,930
Net unrealized appreciation (depreciation)	(21,660)	(14,077)	40,137	132,762
NET ASSETS	$5,743,109	$8,066,870	$10,607,772	$8,724,918
* Cost of investments in affiliated underlying funds	$3,900,102	$5,633,494	$7,668,636	$5,975,693
** Cost of investments in unaffiliated underlying funds	$1,865,957	$2,444,721	$2,897,310	$2,613,607
Class A
Net assets	$1,593,907	$2,393,342	$2,752,849	$2,794,985
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	146,546	206,340	228,997	227,743
Net asset value and redemption price per share†	$10.88	$11.60	$12.02	$12.27
Maximum offering price per share (5.75%)(1)	$11.54	$12.31	$12.75	$13.02
Class I
Net assets	$65,351	$761,071	$90,520	$78,283
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,992	65,323	7,503	6,353
Net asset value and redemption price per share	$10.91	$11.65	$12.06	$12.32
Class R6
Net assets	$4,083,851	$4,912,457	$7,764,403	$5,851,650
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	374,505	421,469	644,232	475,398
Net asset value and redemption price per share	$10.90	$11.66	$12.05	$12.31

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of  $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2018

	Voya Target Retirement 2035 Fund	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$4,607,996	$2,947,271	$2,795,970	$2,199,865
Investments in unaffiliated underlying funds at fair value**	2,413,953	1,831,041	1,917,969	1,574,931
Cash	6,961	5,344	7,133	6,779
Receivables:
Fund shares sold	1,057	1,763	9,376	3,224
Dividends	324	7	6	6
Reimbursement due from manager	28,719	17,261	19,745	15,980
Other assets	40	23	28	21
Total assets	7,059,050	4,802,710	4,750,227	3,800,806
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	756	1,261	6,657	2,273
Payable for investments in unaffiliated underlying funds purchased	301	503	2,719	951
Payable for investment management fees	625	449	498	394
Payable for distribution and shareholder service fees	425	431	337	368
Payable to trustees under the deferred compensation plan (Note 6)	40	23	28	21
Payable for trustee fees	25	14	16	12
Other accrued expenses and liabilities	29,699	16,757	19,410	15,491
Total liabilities	31,871	19,438	29,665	19,510
NET ASSETS	$7,027,179	$4,783,272	$4,720,562	$3,781,296
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$6,609,125	$4,505,139	$4,343,972	$3,525,549
Undistributed net investment income	12,559	4,915	2,552	85
Accumulated net realized gain	305,268	192,895	214,609	148,340
Net unrealized appreciation	100,227	80,323	159,429	107,322
NET ASSETS	$7,027,179	$4,783,272	$4,720,562	$3,781,296
* Cost of investments in affiliated underlying funds	$4,550,500	$2,909,739	$2,710,064	$2,141,485
** Cost of investments in unaffiliated underlying funds	$2,371,222	$1,788,250	$1,844,446	$1,525,989
Class A
Net assets	$1,997,052	$2,031,892	$1,571,020	$1,749,032
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	161,616	160,954	122,529	136,952
Net asset value and redemption price per share†	$12.36	$12.62	$12.82	$12.77
Maximum offering price per share (5.75%)(1)	$13.11	$13.39	$13.60	$13.55
Class I
Net assets	$661,964	$90,751	$83,811	$106,414
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	53,363	7,163	6,516	8,310
Net asset value and redemption price per share	$12.40	$12.67	$12.86	$12.81
Class R6
Net assets	$4,368,163	$2,660,629	$3,065,731	$1,925,850
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	352,643	210,190	238,386	150,390
Net asset value and redemption price per share	$12.39	$12.66	$12.86	$12.81

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of  $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2018

	Voya Target Retirement 2055 Fund	Voya Target Retirement 2060 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$1,868,496	$1,165,593
Investments in unaffiliated underlying funds at fair value**	1,338,741	827,203
Cash	5,963	5,210
Receivables:
Fund shares sold	599	760
Dividends	5	—
Reimbursement due from manager	17,028	11,375
Other assets	21	17
Total assets	3,230,853	2,010,158
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	422	536
Payable for investments in unaffiliated underlying funds purchased	177	224
Payable for investment management fees	346	208
Payable for distribution and shareholder service fees	275	215
Payable to trustees under the deferred compensation plan (Note 6)	21	17
Payable for trustee fees	12	8
Other accrued expenses and liabilities	16,558	11,437
Total liabilities	17,811	12,645
NET ASSETS	$3,213,042	$1,997,513
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,912,078	$1,742,952
Undistributed (distributions in excess of) net investment income or accumulated net investment loss	900	(11)
Accumulated net realized gain	152,405	138,085
Net unrealized appreciation	147,659	116,487
NET ASSETS	$3,213,042	$1,997,513
* Cost of investments in affiliated underlying funds	$1,784,304	$1,102,140
** Cost of investments in unaffiliated underlying funds	$1,275,274	$774,169
Class A
Net assets	$1,269,798	$1,016,196
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	98,641	83,710
Net asset value and redemption price per share†	$12.87	$12.14
Maximum offering price per share (5.75%)(1)	$13.66	$12.88
Class I
Net assets	$84,188	$119,889
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	6,522	9,863
Net asset value and redemption price per share	$12.91	$12.15
Class R6
Net assets	$1,859,056	$861,428
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	144,057	70,838
Net asset value and redemption price per share	$12.91	$12.16

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of  $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended May 31, 2018

	Voya Target In-Retirement Fund	Voya Target Retirement 2020 Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$63,778	$90,550	$107,444	$85,017
Dividends from unaffiliated underlying funds	24,924	33,639	37,000	38,475
Total investment income	88,702	124,189	144,444	123,492
EXPENSES:
Investment management fees	6,983	10,390	11,834	12,004
Distribution and shareholder service fees:
Class A	2,952	3,368	4,827	4,062
Transfer agent fees:
Class A	414	1,441	1,824	1,834
Class I	48	88	70	38
Class R6	138	139	217	195
Shareholder reporting expense	2,037	3,038	2,870	4,036
Registration fees	79,785	79,102	79,089	79,249
Professional fees	31,726	42,827	50,355	43,917
Custody and accounting expense	684	813	859	829
Trustee fees	142	213	253	236
Miscellaneous expense	9,214	8,271	8,835	9,048
Total expenses	134,123	149,690	161,033	155,448
Waived and reimbursed fees	(122,856)	(135,915)	(146,246)	(142,762)
Net expenses	11,267	13,775	14,787	12,686
Net investment income	77,435	110,414	129,657	110,806
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	41,845	73,753	81,565	102,250
Sale of unaffiliated underlying funds	27,381	92,038	141,287	198,808
Capital gain distributions from affiliated underlying funds	48,369	86,254	123,304	113,835
Capital gain distributions from unaffiliated underlying funds	715	1,498	2,294	2,853
Net realized gain	118,310	253,543	348,450	417,746
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(71,975)	(98,000)	(76,079)	(43,705)
Unaffiliated underlying funds	(12,985)	(31,402)	(40,625)	(63,160)
Net change in unrealized appreciation (depreciation)	(84,960)	(129,402)	(116,704)	(106,865)
Net realized and unrealized gain	33,350	124,141	231,746	310,881
Increase in net assets resulting from operations	$110,785	$234,555	$361,403	$421,687

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended May 31, 2018

	Voya Target Retirement 2035 Fund	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$63,570	$32,815	$32,743	$20,147
Dividends from unaffiliated underlying funds	35,599	21,408	26,342	17,918
Total investment income	99,169	54,223	59,085	38,065
EXPENSES:
Investment management fees	11,062	6,353	7,751	5,586
Distribution and shareholder service fees:
Class A	3,192	3,154	2,833	2,584
Transfer agent fees:
Class A	850	904	1,156	1,325
Class I	230	82	74	69
Class R6	321	218	199	168
Shareholder reporting expense	2,920	2,373	2,008	1,825
Registration fees	79,713	78,814	79,554	78,837
Professional fees	47,525	27,322	32,935	25,681
Custody and accounting expense	1,142	928	887	625
Trustee fees	202	114	135	96
Miscellaneous expense	8,044	7,117	8,130	8,797
Total expenses	155,201	127,379	135,662	125,593
Waived and reimbursed fees	(144,446)	(120,686)	(128,104)	(119,514)
Net expenses	10,755	6,693	7,558	6,079
Net investment income	88,414	47,530	51,527	31,986
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	129,919	92,767	88,969	64,143
Sale of unaffiliated underlying funds	192,785	106,881	126,579	90,715
Capital gain distributions from affiliated underlying funds	87,018	55,233	67,679	43,376
Capital gain distributions from unaffiliated underlying funds	2,587	1,458	1,701	1,098
Net realized gain	412,309	256,339	284,928	199,332
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(49,065)	(40,578)	(12,558)	(19,620)
Unaffiliated underlying funds	(48,973)	(21,007)	(10,366)	(18,852)
Net change in unrealized appreciation (depreciation)	(98,038)	(61,585)	(22,924)	(38,472)
Net realized and unrealized gain	314,271	194,754	262,004	160,860
Increase in net assets resulting from operations	$402,685	$242,284	$313,531	$192,846

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended May 31, 2018

	Voya Target Retirement 2055 Fund	Voya Target Retirement 2060 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$21,444	$14,853
Dividends from unaffiliated underlying funds	18,931	13,536
Total investment income	40,375	28,389
EXPENSES:
Investment management fees	5,520	3,935
Distribution and shareholder service fees:
Class A	2,246	2,025
Transfer agent fees:
Class A	1,086	474
Class I	50	82
Class R6	307	130
Shareholder reporting expense	2,542	1,643
Registration fees	78,858	78,284
Professional fees	25,984	25,772
Custody and accounting expense	858	640
Trustee fees	95	67
Miscellaneous expense	8,586	8,604
Total expenses	126,132	121,656
Waived and reimbursed fees	(120,502)	(117,106)
Net expenses	5,630	4,550
Net investment income	34,745	23,839
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	55,972	58,609
Sale of unaffiliated underlying funds	95,874	80,034
Capital gain distributions from affiliated underlying funds	47,791	32,176
Capital gain distributions from unaffiliated underlying funds	1,196	816
Net realized gain	200,833	171,635
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	1,498	(13,994)
Unaffiliated underlying funds	(10,588)	(16,204)
Net change in unrealized appreciation (depreciation)	(9,090)	(30,198)
Net realized and unrealized gain	191,743	141,437
Increase in net assets resulting from operations	$226,488	$165,276

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target In-Retirement Fund		Voya Target Retirement 2020 Fund
	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2018	Year Ended May 31, 2017
FROM OPERATIONS:
Net investment income	$77,435	$46,163	$110,414	$61,597
Net realized gain	118,310	65,395	253,543	79,218
Net change in unrealized appreciation (depreciation)	(84,960)	36,702	(129,402)	107,824
Increase in net assets resulting from operations	110,785	148,260	234,555	248,639
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(23,422)	(12,006)	(29,465)	(968)
Class I	(1,356)	(952)	(15,777)	(8,856)
Class R6	(52,465)	(23,232)	(65,535)	(37,041)
Net realized gains:
Class A	(29,172)	(3,725)	(44,138)	(111)
Class I	(1,540)	(262)	(22,564)	(928)
Class R6	(58,272)	(6,320)	(93,255)	(3,864)
Total distributions	(166,227)	(46,497)	(270,734)	(51,768)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,190,087	1,817,552	4,796,014	3,756,365
Reinvestment of distributions	166,227	46,497	270,734	51,768
	3,356,314	1,864,049	5,066,748	3,808,133
Cost of shares redeemed	(187,763)	(507,886)	(370,349)	(1,258,828)
Net increase in net assets resulting from capital share transactions	3,168,551	1,356,163	4,696,399	2,549,305
Net increase in net assets	3,113,109	1,457,926	4,660,220	2,746,176
NET ASSETS:
Beginning of year or period	2,630,000	1,172,074	3,406,650	660,474
End of year or period	$5,743,109	$2,630,000	$8,066,870	$3,406,650
Undistributed net investment income at end of year or period	$27,145	$15,812	$37,530	$17,589

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2025 Fund		Voya Target Retirement 2030 Fund
	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2018	Year Ended May 31, 2017
FROM OPERATIONS:
Net investment income	$129,657	$58,112	$110,806	$61,484
Net realized gain	348,450	92,106	417,746	113,827
Net change in unrealized appreciation (depreciation)	(116,704)	130,152	(106,865)	211,525
Increase in net assets resulting from operations	361,403	280,370	421,687	386,836
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(40,630)	(8,031)	(31,305)	(9,505)
Class I	(1,907)	(966)	(1,738)	(1,018)
Class R6	(99,339)	(38,088)	(95,119)	(43,218)
Net realized gains:
Class A	(54,168)	(2,420)	(40,093)	(5,592)
Class I	(2,385)	(252)	(2,071)	(531)
Class R6	(121,806)	(9,572)	(110,880)	(21,730)
Total distributions	(320,235)	(59,329)	(281,206)	(81,594)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,877,245	3,041,338	4,466,870	3,472,738
Reinvestment of distributions	320,235	59,329	281,206	81,594
	7,197,480	3,100,667	4,748,076	3,554,332
Cost of shares redeemed	(409,782)	(637,846)	(601,293)	(518,908)
Net increase in net assets resulting from capital share transactions	6,787,698	2,462,821	4,146,783	3,035,424
Net increase in net assets	6,828,866	2,683,862	4,287,264	3,340,666
NET ASSETS:
Beginning of year or period	3,778,906	1,095,044	4,437,654	1,096,988
End of year or period	$10,607,772	$3,778,906	$8,724,918	$4,437,654
Undistributed net investment income at end of year or period	$32,771	$15,216	$21,741	$11,517

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2035 Fund		Voya Target Retirement 2040 Fund
	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2018	Year Ended May 31, 2017
FROM OPERATIONS:
Net investment income	$88,414	$49,679	$47,530	$21,974
Net realized gain	412,309	110,828	256,339	61,616
Net change in unrealized appreciation (depreciation)	(98,038)	171,308	(61,585)	112,747
Increase in net assets resulting from operations	402,685	331,815	242,284	196,337
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(22,206)	(8,075)	(22,943)	(9,227)
Class I	(13,695)	(6,345)	(1,708)	(1,167)
Class R6	(64,394)	(31,619)	(31,057)	(11,917)
Net realized gains:
Class A	(44,934)	(1,240)	(45,762)	(1,497)
Class I	(25,568)	(839)	(3,135)	(169)
Class R6	(118,998)	(4,115)	(56,236)	(1,671)
Total distributions	(289,795)	(52,233)	(160,841)	(25,648)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,282,333	2,533,716	3,400,068	611,560
Reinvestment of distributions	289,795	52,233	160,841	25,648
	4,572,128	2,585,949	3,560,909	637,208
Cost of shares redeemed	(1,163,573)	(460,881)	(749,050)	(18,107)
Net increase in net assets resulting from capital share transactions	3,408,555	2,125,068	2,811,859	619,101
Net increase in net assets	3,521,445	2,404,650	2,893,302	789,790
NET ASSETS:
Beginning of year or period	3,505,734	1,101,084	1,889,970	1,100,180
End of year or period	$7,027,179	$3,505,734	$4,783,272	$1,889,970
Undistributed net investment income at end of year or period	$12,559	$6,641	$4,915	$1,933

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2045 Fund		Voya Target Retirement 2050 Fund
	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2018	Year Ended May 31, 2017
FROM OPERATIONS:
Net investment income	$51,527	$25,465	$31,986	$19,479
Net realized gain	284,928	76,684	199,332	56,934
Net change in unrealized appreciation (depreciation)	(22,924)	149,435	(38,472)	114,220
Increase in net assets resulting from operations	313,531	251,584	192,846	190,633
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(18,736)	(8,518)	(15,335)	(8,437)
Class I	(1,550)	(1,055)	(1,786)	(1,113)
Class R6	(42,777)	(16,017)	(23,400)	(10,725)
Net realized gains:
Class A	(40,143)	(2,843)	(37,327)	(1,819)
Class I	(2,955)	(304)	(3,889)	(206)
Class R6	(79,040)	(4,469)	(49,847)	(1,940)
Total distributions	(185,201)	(33,206)	(131,584)	(24,240)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,479,745	1,065,679	2,179,627	421,919
Reinvestment of distributions	185,201	33,206	131,584	24,240
	2,664,946	1,098,885	2,311,211	446,159
Cost of shares redeemed	(481,255)	(57,361)	(237,266)	(95,524)
Net increase in net assets resulting from capital share transactions	2,183,691	1,041,524	2,073,945	350,635
Net increase in net assets	2,312,021	1,259,902	2,135,207	517,028
NET ASSETS:
Beginning of year or period	2,408,541	1,148,639	1,646,089	1,129,061
End of year or period	$4,720,562	$2,408,541	$3,781,296	$1,646,089
Undistributed net investment income at end of year or period	$2,552	$1,280	$85	$569

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2055 Fund		Voya Target Retirement 2060 Fund
	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2018	Year Ended May 31, 2017
FROM OPERATIONS:
Net investment income	$34,745	$18,483	$23,839	$17,020
Net realized gain	200,833	59,063	171,635	42,661
Net change in unrealized appreciation (depreciation)	(9,090)	125,970	(30,198)	117,730
Increase in net assets resulting from operations	226,488	203,516	165,276	177,411
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(14,991)	(7,993)	(13,777)	(7,020)
Class I	(1,531)	(1,099)	(2,308)	(804)
Class R6	(26,456)	(10,104)	(14,437)	(10,004)
Net realized gains:
Class A	(34,485)	(862)	(31,670)	(360)
Class I	(3,161)	(102)	(4,678)	(35)
Class R6	(53,245)	(912)	(28,845)	(428)
Total distributions	(133,869)	(21,072)	(95,715)	(18,651)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,316,714	505,790	645,262	179,824
Reinvestment of distributions	133,869	21,072	95,715	18,651
	1,450,583	526,862	740,977	198,475
Cost of shares redeemed	(122,057)	(29,711)	(242,256)	(7,301)
Net increase in net assets resulting from capital share transactions	1,328,526	497,151	498,721	191,174
Net increase in net assets	1,421,145	679,595	568,282	349,934
NET ASSETS:
Beginning of year or period	1,791,897	1,112,302	1,429,231	1,079,297
End of year or period	$3,213,042	$1,791,897	$1,997,513	$1,429,231
Undistributed (distributions in excess of) net investment income or accumulated net investment loss at end of year or period	$900	$339	$(11)	$119

See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(5)	Expenses net of fee waivers and/or recoupments if any(2)(3)(5)	Expenses net of all reductions/additions(2)(3)(5)	Net investment income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target In-Retirement Fund
Class A
05-31-18	10.94	0.22•	0.21	0.43	0.22	0.27	—	0.49	—	10.88	3.85	3.97	0.51	0.51	1.96	1,594	70
05-31-17	10.46	0.21•	0.47	0.68	0.15	0.05	—	0.20	—	10.94	6.55	4.76	0.54	0.54	1.99	903	74
12-21-15(4) - 05-31-16	10.20	0.06•	0.24	0.30	0.02	0.02	—	0.04	—	10.46	2.92	9.04	0.47	0.47	1.30	598	44
Class I
05-31-18	10.96	0.25	0.21	0.46	0.24	0.27	—	0.51	—	10.91	4.13	3.76	0.27	0.27	2.23	65	70
05-31-17	10.47	0.23	0.48	0.71	0.17	0.05	—	0.22	—	10.96	6.84	4.67	0.28	0.28	2.20	63	74
05-31-16	10.48	0.19	(0.17)	0.02	0.01	0.02	—	0.03	—	10.47	0.21	49.40	0.17	0.17	1.81	59	44
05-31-15	10.73	0.22	0.22	0.44	0.34	0.35	—	0.69	—	10.48	4.34	74.46	0.13	0.13	1.97	59	39
05-31-14	10.30	0.22	0.63	0.85	0.27	0.15	—	0.42	—	10.73	8.42	104.80	0.12	0.12	2.07	56	31
Class R6
05-31-18	10.96	0.25•	0.20	0.45	0.24	0.27	—	0.51	—	10.90	4.08	3.69	0.22	0.22	2.30	4,084	70
05-31-17	10.47	0.25•	0.46	0.71	0.17	0.05	—	0.22	—	10.96	6.85	4.28	0.24	0.24	2.34	1,664	74
12-21-15(4) - 05-31-16	10.20	0.07•	0.24	0.31	0.02	0.02	—	0.04	—	10.47	3.03	8.78	0.20	0.20	1.58	515	44
Voya Target Retirement 2020 Fund
Class A
05-31-18	11.55	0.22•	0.44	0.66	0.24	0.37	—	0.61	—	11.60	5.70	3.08	0.48	0.48	1.89	2,393	80
05-31-17	10.75	0.20•	0.76	0.96	0.14	0.02	—	0.16	—	11.55	8.94	4.20	0.49	0.49	1.80	137	105
12-21-15(4) - 05-31-16	10.96	0.04•	0.26	0.30	0.17	0.34	—	0.51	—	10.75	2.88	14.30	0.45	0.45	0.78	22	86
Class I
05-31-18	11.58	0.26	0.44	0.70	0.26	0.37	—	0.63	—	11.65	5.96	2.73	0.19	0.19	2.15	761	80
05-31-17	10.76	0.22	0.77	0.99	0.15	0.02	—	0.17	—	11.58	9.25	3.45	0.21	0.21	2.04	706	105
05-31-16	11.39	0.17	(0.29)	(0.12)	0.17	0.34	—	0.51	—	10.76	(0.89)	12.03	0.17	0.17	1.54	636	86
05-31-15	11.52	0.17•	0.43	0.60	0.37	0.36	—	0.73	—	11.39	5.38	22.77	0.18	0.18	1.52	641	42
05-31-14	10.57	0.17•	1.01	1.18	0.18	0.05	—	0.23	—	11.52	11.23	34.18	0.14	0.14	1.55	608	56
Class R6
05-31-18	11.59	0.24	0.46	0.70	0.26	0.37	—	0.63	—	11.66	5.97	2.73	0.18	0.18	2.14	4,912	80
05-31-17	10.76	0.26•	0.74	1.00	0.15	0.02	—	0.17	—	11.59	9.35	3.44	0.19	0.19	2.33	2,564	105
12-21-15(4) - 05-31-16	10.96	0.06•	0.26	0.32	0.18	0.34	—	0.52	—	10.76	3.00	13.93	0.15	0.15	1.19	3	86
Voya Target Retirement 2025 Fund
Class A
05-31-18	11.76	0.22•	0.62	0.84	0.25	0.33	—	0.58	—	12.02	7.17	2.78	0.44	0.44	1.82	2,753	80
05-31-17	10.79	0.21•	0.94	1.15	0.14	0.04	—	0.18	—	11.76	10.85	3.95	0.42	0.42	1.83	825	76
12-21-15(4) - 05-31-16	10.53	0.04•	0.26	0.30	0.02	0.02	—	0.04	—	10.79	2.86	9.11	0.36	0.36	0.90	518	54
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(5)	Expenses net of fee waivers and/or recoupments if any(2)(3)(5)	Expenses net of all reductions/additions(2)(3)(5)	Net investment income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2025 Fund (continued)
Class I
05-31-18	11.79	0.26•	0.61	0.87	0.27	0.33	—	0.60	—	12.06	7.38	2.52	0.19	0.19	2.12	91	80
05-31-17	10.81	0.23	0.96	1.19	0.17	0.04	—	0.21	—	11.79	11.15	3.71	0.17	0.17	2.07	69	76
05-31-16	11.04	0.16	(0.36)	(0.20)	0.01	0.02	—	0.03	—	10.81	(1.75)	47.30	0.16	0.16	1.56	62	54
05-31-15	11.42	0.18•	0.44	0.62	0.36	0.64	—	1.00	—	11.04	5.78	70.64	0.15	0.15	1.55	64	52
05-31-14	10.66	0.18	1.14	1.32	0.29	0.27	—	0.56	—	11.42	12.52	100.08	0.12	0.12	1.55	60	48
Class R6
05-31-18	11.78	0.26•	0.61	0.87	0.27	0.33	—	0.60	—	12.05	7.43	2.44	0.14	0.14	2.15	7,764	80
05-31-17	10.80	0.26•	0.93	1.19	0.17	0.04	—	0.21	—	11.78	11.23	3.63	0.12	0.12	2.28	2,885	76
12-21-15(4) - 05-31-16	10.53	0.05•	0.26	0.31	0.02	0.02	—	0.04	—	10.80	2.96	8.84	0.08	0.08	1.18	515	54
Voya Target Retirement 2030 Fund
Class A
05-31-18	11.88	0.19•	0.81	1.00	0.27	0.34	—	0.61	—	12.27	8.40	2.89	0.43	0.43	1.57	2,795	80
05-31-17	10.81	0.19•	1.12	1.31	0.15	0.09	—	0.24	—	11.88	12.31	3.72	0.45	0.45	1.65	814	68
12-21-15(4) - 05-31-16	10.57	0.04•	0.24	0.28	0.02	0.02	—	0.04	—	10.81	2.71	9.11	0.39	0.39	0.86	519	55
Class I
05-31-18	11.91	0.25	0.79	1.04	0.29	0.34	—	0.63	—	12.32	8.72	2.58	0.18	0.18	1.98	78	80
05-31-17	10.83	0.21	1.13	1.34	0.17	0.09	—	0.26	—	11.91	12.58	3.47	0.20	0.20	1.86	72	68
05-31-16	11.14	0.17	(0.44)	(0.27)	0.02	0.02	—	0.04	—	10.83	(2.41)	46.50	0.18	0.18	1.61	64	55
05-31-15	11.64	0.18•	0.56	0.74	0.37	0.87	—	1.24	—	11.14	6.77	69.34	0.18	0.18	1.57	66	71
05-31-14	10.78	0.17	1.28	1.45	0.32	0.27	—	0.59	—	11.64	13.63	99.48	0.13	0.13	1.46	61	53
Class R6
05-31-18	11.90	0.25•	0.79	1.04	0.29	0.34	—	0.63	—	12.31	8.78	2.53	0.13	0.13	1.99	5,852	80
05-31-17	10.82	0.23•	1.12	1.35	0.18	0.09	—	0.27	—	11.90	12.65	3.40	0.15	0.15	2.07	3,552	68
12-21-15(4) - 05-31-16	10.57	0.05•	0.24	0.29	0.02	0.02	—	0.04	—	10.82	2.81	8.84	0.11	0.11	1.14	514	55
Voya Target Retirement 2035 Fund
Class A
05-31-18	11.98	0.18•	0.96	1.14	0.25	0.51	—	0.76	—	12.36	9.51	3.30	0.43	0.43	1.44	1,997	99
05-31-17	10.69	0.17	1.29	1.46	0.15	0.02	—	0.17	—	11.98	13.77	4.08	0.42	0.42	1.61	694	66
12-21-15(4) - 05-31-16	10.47	0.03•	0.23	0.26	0.02	0.02	—	0.04	—	10.69	2.54	9.13	0.36	0.36	0.73	524	43
Class I
05-31-18	12.01	0.23	0.94	1.17	0.27	0.51	—	0.78	—	12.40	9.75	3.03	0.18	0.18	1.93	662	99
05-31-17	10.71	0.24•	1.25	1.49	0.17	0.02	—	0.19	—	12.01	14.08	3.82	0.16	0.16	2.10	458	66
05-31-16	11.14	0.16	(0.56)	(0.40)	0.01	0.02	—	0.03	—	10.71	(3.50)	46.77	0.17	0.17	1.53	64	43
05-31-15	11.78	0.18•	0.55	0.73	0.39	0.98	—	1.37	—	11.14	6.67	68.98	0.18	0.18	1.54	66	76
05-31-14	10.83	0.17	1.38	1.55	0.32	0.28	—	0.60	—	11.78	14.54	98.11	0.13	0.13	1.41	62	56
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(5)	Expenses net of fee waivers and/or recoupments if any(2)(3)(5)	Expenses net of all reductions/additions(2)(3)(5)	Net investment income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2035 Fund (continued)
Class R6
05-31-18	12.00	0.23•	0.95	1.18	0.28	0.51	—	0.79	—	12.39	9.79	2.99	0.13	0.13	1.84	4,368	99
05-31-17	10.70	0.26•	1.23	1.49	0.17	0.02	—	0.19	—	12.00	14.12	3.78	0.12	0.12	2.28	2,354	66
12-21-15(4) - 05-31-16	10.47	0.05•	0.22	0.27	0.02	0.02	—	0.04	—	10.70	2.64	8.86	0.08	0.08	1.01	513	43
Voya Target Retirement 2040 Fund
Class A
05-31-18	12.12	0.19•	1.03	1.22	0.24	0.48	—	0.72	—	12.62	10.07	4.65	0.41	0.41	1.48	2,032	104
05-31-17	10.76	0.16	1.40	1.56	0.17	0.03	—	0.20	—	12.12	14.67	6.12	0.41	0.41	1.44	842	43
12-21-15(4) - 05-31-16	10.54	0.03•	0.24	0.27	0.02	0.03	—	0.05	—	10.76	2.56	9.11	0.36	0.36	0.62	521	46
Class I
05-31-18	12.15	0.23	1.03	1.26	0.26	0.48	—	0.74	—	12.67	10.39	4.42	0.16	0.16	1.77	91	104
05-31-17	10.79	0.20	1.38	1.58	0.19	0.03	—	0.22	—	12.15	14.83	5.92	0.17	0.17	1.71	75	43
05-31-16	11.25	0.15	(0.57)	(0.42)	0.01	0.03	—	0.04	—	10.79	(3.70)	45.97	0.17	0.17	1.38	65	46
05-31-15	11.99	0.16•	0.65	0.81	0.40	1.15	—	1.55	—	11.25	7.31	67.80	0.18	0.18	1.39	68	81
05-31-14	10.90	0.15	1.54	1.69	0.33	0.27	—	0.60	—	11.99	15.69	97.53	0.13	0.13	1.21	63	53
Class R6
05-31-18	12.14	0.23•	1.04	1.27	0.27	0.48	—	0.75	—	12.66	10.44	4.34	0.11	0.11	1.81	2,661	104
05-31-17	10.78	0.19	1.40	1.59	0.20	0.03	—	0.23	—	12.14	14.91	5.84	0.12	0.12	1.69	973	43
12-21-15(4) - 05-31-16	10.54	0.04•	0.25	0.29	0.02	0.03	—	0.05	—	10.78	2.76	8.84	0.08	0.08	0.90	514	46
Voya Target Retirement 2045 Fund
Class A
05-31-18	12.24	0.16•	1.12	1.28	0.22	0.48	—	0.70	—	12.82	10.47	4.25	0.42	0.42	1.28	1,571	82
05-31-17	10.86	0.15	1.43	1.58	0.15	0.05	—	0.20	—	12.24	14.72	5.22	0.42	0.42	1.28	774	48
12-21-15(4) - 05-31-16	10.64	0.02•	0.25	0.27	0.02	0.03	—	0.05	—	10.86	2.58	9.09	0.38	0.38	0.42	569	35
Class I
05-31-18	12.28	0.21•	1.10	1.31	0.25	0.48	—	0.73	—	12.86	10.67	3.99	0.17	0.17	1.62	84	82
05-31-17	10.88	0.18	1.44	1.62	0.17	0.05	—	0.22	—	12.28	15.12	5.00	0.17	0.17	1.57	76	48
05-31-16	11.36	0.13	(0.56)	(0.43)	0.02	0.03	—	0.05	—	10.88	(3.80)	45.68	0.17	0.17	1.22	66	35
05-31-15	12.08	0.15•	0.70	0.85	0.39	1.18	—	1.57	—	11.36	7.60	67.49	0.17	0.17	1.26	68	79
05-31-14	10.93	0.13	1.61	1.74	0.32	0.27	—	0.59	—	12.08	16.10	97.19	0.12	0.12	1.07	64	54
Class R6
05-31-18	12.27	0.21•	1.12	1.33	0.26	0.48	—	0.74	—	12.86	10.82	3.92	0.12	0.12	1.66	3,066	82
05-31-17	10.88	0.19•	1.43	1.62	0.18	0.05	—	0.23	—	12.27	15.09	4.92	0.12	0.12	1.67	1,559	48
12-21-15(4) - 05-31-16	10.64	0.03•	0.26	0.29	0.02	0.03	—	0.05	—	10.88	2.77	8.81	0.09	0.09	0.72	514	35
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(5)	Expenses net of fee waivers and/or recoupments if any(2)(3)(5)	Expenses net of all reductions/additions(2)(3)(5)	Net investment income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2050 Fund
Class A
05-31-18	12.25	0.14•	1.16	1.30	0.23	0.55	—	0.78	—	12.77	10.60	5.43	0.42	0.42	1.08	1,749	86
05-31-17	10.85	0.15	1.44	1.59	0.16	0.03	—	0.19	—	12.25	14.83	6.20	0.41	0.41	1.30	679	45
12-21-15(4) - 05-31-16	10.63	0.02•	0.25	0.27	0.02	0.03	—	0.05	—	10.85	2.58	9.06	0.37	0.37	0.43	549	34
Class I
05-31-18	12.27	0.21	1.13	1.34	0.25	0.55	—	0.80	—	12.81	10.97	5.13	0.17	0.17	1.58	106	86
05-31-17	10.87	0.18	1.43	1.61	0.18	0.03	—	0.21	—	12.27	15.06	5.90	0.16	0.16	1.57	76	45
05-31-16	11.35	0.13	(0.57)	(0.44)	0.01	0.03	—	0.04	—	10.87	(3.81)	45.65	0.17	0.17	1.22	66	34
05-31-15	12.07	0.15•	0.69	0.84	0.39	1.17	—	1.56	—	11.35	7.54	67.57	0.17	0.17	1.26	68	79
05-31-14	10.93	0.13	1.62	1.75	0.32	0.29	—	0.61	—	12.07	16.16	97.42	0.12	0.12	1.06	64	54
Class R6
05-31-18	12.27	0.19•	1.16	1.35	0.26	0.55	—	0.81	—	12.81	11.02	5.07	0.12	0.12	1.51	1,926	86
05-31-17	10.87	0.18	1.44	1.62	0.19	0.03	—	0.22	—	12.27	15.11	5.85	0.11	0.11	1.61	891	45
12-21-15(4) - 05-31-16	10.63	0.03•	0.26	0.29	0.02	0.03	—	0.05	—	10.87	2.77	8.79	0.09	0.09	0.72	514	34
Voya Target Retirement 2055 Fund
Class A
05-31-18	12.30	0.16•	1.14	1.30	0.22	0.51	—	0.73	—	12.87	10.61	5.53	0.42	0.42	1.27	1,270	71
05-31-17	10.86	0.15	1.47	1.62	0.16	0.02	—	0.18	—	12.30	14.99	6.13	0.42	0.42	1.28	656	44
12-21-15(4) - 05-31-16	10.64	0.02•	0.25	0.27	0.02	0.03	—	0.05	—	10.86	2.57	9.07	0.38	0.38	0.38	533	37
Class I
05-31-18	12.33	0.21	1.13	1.34	0.25	0.51	—	0.76	—	12.91	10.88	5.22	0.17	0.17	1.57	84	71
05-31-17	10.88	0.18	1.47	1.65	0.18	0.02	—	0.20	—	12.33	15.32	5.85	0.17	0.17	1.52	76	44
05-31-16	11.36	0.12	(0.56)	(0.44)	0.01	0.03	—	0.04	—	10.88	(3.81)	45.61	0.18	0.18	1.14	66	37
05-31-15	12.08	0.14•	0.71	0.85	0.38	1.19	—	1.57	—	11.36	7.65	67.56	0.18	0.18	1.21	68	83
05-31-14	10.93	0.13	1.62	1.75	0.32	0.28	—	0.60	—	12.08	16.21	97.28	0.12	0.12	1.05	64	54
Class R6
05-31-18	12.32	0.21•	1.15	1.36	0.26	0.51	—	0.77	—	12.91	11.02	5.18	0.12	0.12	1.59	1,859	71
05-31-17	10.87	0.16•	1.50	1.66	0.19	0.02	—	0.21	—	12.32	15.38	5.80	0.12	0.12	1.40	1,059	44
12-21-15(4) - 05-31-16	10.64	0.03•	0.25	0.28	0.02	0.03	—	0.05	—	10.87	2.67	8.80	0.10	0.10	0.65	513	37
Voya Target Retirement 2060 Fund
Class A
05-31-18	11.62	0.15•	1.09	1.24	0.22	0.50	—	0.72	—	12.14	10.65	7.38	0.42	0.42	1.27	1,016	69
05-31-17	10.24	0.14	1.39	1.53	0.14	0.01	—	0.15	—	11.62	15.02	7.83	0.41	0.41	1.30	622	36
12-21-15(4) - 05-31-16	10.00	0.02•	0.23	0.25	0.01	—	—	0.01	—	10.24	2.52	12.92	0.41	0.41	0.35	515	17
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(5)	Expenses net of fee waivers and/or recoupments if any(2)(3)(5)	Expenses net of all reductions/additions(2)(3)(5)	Net investment income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2060 Fund (continued)
Class I
05-31-18	11.64	0.22•	1.04	1.26	0.25	0.50	—	0.75	—	12.15	10.80	7.16	0.17	0.17	1.82	120	69
05-31-17	10.25	0.17	1.39	1.56	0.16	0.01	—	0.17	—	11.64	15.35	7.67	0.17	0.17	1.55	59	36
12-21-15(4) - 05-31-16	10.00	0.02•	0.24	0.26	0.01	—	—	0.01	—	10.25	2.63	12.77	0.19	0.19	0.57	51	17
Class R6
05-31-18	11.64	0.19•	1.08	1.27	0.25	0.50	—	0.75	—	12.16	10.91	7.09	0.12	0.12	1.51	861	69
05-31-17	10.25	0.15	1.42	1.57	0.17	0.01	—	0.18	—	11.64	15.40	7.56	0.12	0.12	1.47	748	36
12-21-15(4) - 05-31-16	10.00	0.03•	0.23	0.26	0.01	—	—	0.01	—	10.25	2.63	12.66	0.14	0.14	0.62	513	17

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by an Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

(5)
Ratios do not include expenses of underlying funds.

•
Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of May 31, 2018

NOTE 1 — ORGANIZATION
Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separate active investment series. The ten series (each, a “Fund” and collectively, the “Funds”) included in this report are: Voya Target In-Retirement Fund (“In-Retirement”), Voya Target Retirement 2020 Fund (“Retirement 2020”), Voya Target Retirement 2025 Fund (“Retirement 2025”), Voya Target Retirement 2030 Fund (“Retirement 2030”), Voya Target Retirement 2035 Fund (“Retirement 2035”), Voya Target Retirement 2040 Fund (“Retirement 2040”), Voya Target Retirement 2045 Fund (“Retirement 2045”), Voya Target Retirement 2050 Fund (“Retirement 2050”), Voya Target Retirement 2055 Fund (“Retirement 2055”), and Voya Target Retirement 2060 Fund (“Retirement 2060”), each a diversified series of the Trust.
Each Fund offers the following classes of shares: Class A, Class I and Class R6. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees (if any), shareholder servicing fees (if any) and transfer agency fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
The investment companies in which the Funds invest are collectively referred to as the “Underlying Funds.”
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade

NOTES TO FINANCIAL STATEMENTS as of May 31, 2018 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Funds’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each investment asset or liability of a Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing

NOTES TO FINANCIAL STATEMENTS as of May 31, 2018 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Funds’ investments under these levels of classification is included following the Portfolio of Investments. The Funds classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of a Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from Underlying Funds are recorded as distributions of realized gains from Underlying Funds.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.
Reported net realized foreign exchange gains or losses arise from the difference between the amounts of foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of foreign/withholding tax reclaim receivables, resulting from changes in the exchange rate.
D. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTES TO FINANCIAL STATEMENTS as of May 31, 2018 (continued)

NOTE 3 — INVESTMENT TRANSACTIONS
For the year ended May 31, 2018, the cost of purchases and the proceeds from the sales of investments were as follows:
	Purchases	Sales
In-Retirement	$5,569,843	$2,489,804
Retirement 2020	8,786,267	4,244,685
Retirement 2025	11,695,995	5,095,841
Retirement 2030	8,730,088	4,750,565
Retirement 2035	8,149,750	4,942,803
Retirement 2040	5,645,560	2,949,428
Retirement 2045	4,777,139	2,730,132
Retirement 2050	4,027,018	2,056,601
Retirement 2055	2,900,900	1,674,576
Retirement 2060	1,583,408	1,159,365
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee equal to 0.10% of each Fund’s average daily net assets invested in affiliated Underlying Funds and 0.40% of each Fund’s average daily net assets invested in unaffiliated Underlying Funds and/or other investments. The Investment Adviser is contractually obligated to waive 0.10% of the management fee for each Fund. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A shares of the Funds have a plan (the “Plan”), whereby the Distributor is compensated by each Fund for expenses incurred in the distribution and/or shareholder servicing of each Fund’s Class A shares (“Distribution and/or Service Fees”). Pursuant to the Plan, the Distributor is
entitled to a payment each month for expenses incurred in the distribution and promotion of each Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class A shares of each Fund pays the Distributor Distribution and/or Service Fees based on average daily net assets at the rate of 0.25%.
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For the year ended May 31, 2018, the Distributor retained the following amounts in sales charges:
Class A
Initial Sales Charges:
In-Retirement	$97
Retirement 2020	186
Retirement 2025	235
Retirement 2030	354
Retirement 2035	510
Retirement 2040	718
Retirement 2045	952
Retirement 2050	1,793
Retirement 2055	961
Retirement 2060	497
For the year ended May 31, 2018, the Distributor did not retain any Contingent Deferred Sales Charges.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At May 31, 2018, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Funds:
Subsidiary	Fund	Percentage
Voya Investment Management Co. LLC	In-Retirement	21.04%
	Retirement 2025	12.27
	Retirement 2030	15.29
	Retirement 2035	19.39
	Retirement 2040	28.91
	Retirement 2045	29.50
	Retirement 2050	36.84
	Retirement 2055	43.40
	Retirement 2060	68.85

NOTES TO FINANCIAL STATEMENTS as of May 31, 2018 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiary	Fund	Percentage
Voya Retirement Insurance and Annuity Company	In-Retirement	60.33
	Retirement 2020	58.90
	Retirement 2025	60.57
	Retirement 2030	59.15
	Retirement 2035	44.48
	Retirement 2040	26.21
	Retirement 2045	44.74
	Retirement 2050	31.89
	Retirement 2055	32.89
	Retirement 2060	9.11
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES
At May 31, 2018, the below Funds had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:
Fund	Accrued Expenses	Amount
In-Retirement	Audit	$18,076
	Miscellaneous	2,406
Fund	Accrued Expenses	Amount
Retirement 2020	Audit	29,966
Retirement 2025	Audit	34,012
Retirement 2030	Audit	29,529
Retirement 2035	Audit	27,516
Retirement 2040	Audit	14,975
Retirement 2045	Audit	17,684
Retirement 2050	Audit	13,665
Retirement 2055	Audit	12,480
	Postage	1,486
	Miscellaneous	1,497
Retirement 2060	Audit	8,672
	Postage	815
	Miscellaneous	1,384
NOTE 8 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Funds whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:
Fund(1)	Class A	Class I	Class R6
In-Retirement	0.95%	0.70%	0.65%
Retirement 2020	0.95%	0.70%	0.65%
Retirement 2025	0.95%	0.70%	0.65%
Retirement 2030	0.95%	0.70%	0.65%
Retirement 2035	0.95%	0.70%	0.65%
Retirement 2040	0.95%	0.70%	0.65%
Retirement 2045	0.95%	0.70%	0.65%
Retirement 2050	0.95%	0.70%	0.65%
Retirement 2055	0.95%	0.70%	0.65%
Retirement 2060	0.95%	0.70%	0.65%

(1)
These operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Fund will vary based on each Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS as of May 31, 2018 (continued)

NOTE 8 — EXPENSE LIMITATION
AGREEMENT (continued)

As of May 31, 2018, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:
	May 31,
	2019	2020	2021	Total
In-Retirement	$64,303	$83,873	$119,161	$267,337
Retirement 2020	64,359	86,280	129,692	280,331
Retirement 2025	64,221	91,079	139,130	294,430
Retirement 2030	64,100	97,733	135,639	297,472
Retirement 2035	64,415	84,393	138,911	287,719
Retirement 2040	64,414	77,825	117,393	259,632
Retirement 2045	65,308	78,905	124,540	268,753
Retirement 2050	64,653	74,909	116,427	255,989
Retirement 2055	64,165	76,058	117,472	257,695
Retirement 2060	56,743	89,037	115,333	261,113
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of May 31, 2018, are as follows:
	May 31,
	2019	2020	2021	Total
In-Retirement
Class I	$11	$24	$15	$50
Class R6	21	53	138	212
Retirement 2020
Class A	56	343	774	1,173
Class R6	17	106	135	258
Retirement 2025
Class A	—	107	773	880
Class I	—	17	25	42
Class R6	8	—	—	8
Retirement 2030
Class A	—	177	1,022	1,199
Class I	—	19	—	19
Class R6	9	—	192	201
Retirement 2035
Class A	—	—	169	169
Class I	2	—	—	2
Class R6	31	—	317	348
Retirement 2040
Class A	—	—	423	423
Class I	—	28	28	56
Class R6	27	80	—	107
	May 31,
	2019	2020	2021	Total
Retirement 2045
Class I	—	23	—	23
Class R6	28	—	194	222
Retirement 2050
Class A	—	312	672	984
Class I	—	4	11	15
Class R6	25	—	—	25
Retirement 2055
Class A	—	168	522	690
Class I	—	3	—	3
Class R6	19	—	134	153
Retirement 2060
Class I	15	43	27	85
Class R6	21	85	59	165
The Expense Limitation Agreement is contractual through October 1, 2018 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective May 18, 2018, each Fund, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 17, 2019. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Funds did not utilize the line of credit during the year ended May 31, 2018.

NOTES TO FINANCIAL STATEMENTS as of May 31, 2018 (continued)

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
In-Retirement
Class A
5/31/2018	62,711	—	4,799	(3,490)	64,020	689,167	—	52,594	(38,615)	703,146
5/31/2017	23,831	—	1,501	(18)	25,314	251,632	—	15,731	(191)	267,172
Class I
5/31/2018	—	—	264	—	264	—	—	2,896	—	2,896
5/31/2017	—	—	116	—	116	—	—	1,214	—	1,214
Class R6
5/31/2018	226,040	—	10,085	(13,450)	222,675	2,500,920	—	110,737	(149,148)	2,462,509
5/31/2017	147,075	—	2,817	(47,264)	102,628	1,565,920	—	29,552	(507,695)	1,087,777
Retirement 2020
Class A
5/31/2018	199,896	—	6,313	(11,684)	194,525	2,350,691	—	73,603	(137,916)	2,286,378
5/31/2017	12,059	—	99	(2,347)	9,811	133,479	—	1,080	(26,012)	108,547
Class I
5/31/2018	1,104	—	3,277	—	4,381	13,000	—	38,341	—	51,341
5/31/2017	972	—	893	—	1,865	11,140	—	9,783	—	20,923
Class R6
5/31/2018	206,243	—	13,572	(19,661)	200,154	2,432,323	—	158,790	(232,433)	2,358,680
5/31/2017	327,448	—	3,736	(110,156)	221,028	3,611,746	—	40,905	(1,232,816)	2,419,835
Retirement 2025
Class A
5/31/2018	174,874	—	7,854	(23,836)	158,892	2,102,764	—	94,798	(288,082)	1,909,480
5/31/2017	22,989	—	949	(1,837)	22,101	260,843	—	10,451	(20,500)	250,794
Class I
5/31/2018	1,278	—	355	(20)	1,613	15,820	—	4,292	(246)	19,866
5/31/2017	—	—	111	—	111	—	—	1,218	—	1,218
Class R6
5/31/2018	391,093	—	18,292	(9,999)	399,386	4,758,661	—	221,145	(121,454)	4,858,352
5/31/2017	248,615	—	4,329	(55,767)	197,177	2,780,495	—	47,660	(617,346)	2,210,809
Retirement 2030
Class A
5/31/2018	166,226	—	5,795	(12,750)	159,271	2,039,596	—	71,398	(157,857)	1,953,137
5/31/2017	19,367	—	1,366	(249)	20,484	216,993	—	15,097	(2,873)	229,217
Class I
5/31/2018	—	—	308	—	308	—	—	3,810	—	3,810
5/31/2017	—	—	140	—	140	—	—	1,549	—	1,549
Class R6
5/31/2018	195,916	—	16,693	(35,650)	176,959	2,427,274	—	205,998	(443,436)	2,189,836
5/31/2017	290,753	—	5,872	(45,694)	250,931	3,255,745	—	64,948	(516,035)	2,804,658
Retirement 2035
Class A
5/31/2018	103,672	—	5,423	(5,409)	103,686	1,278,150	—	67,140	(67,305)	1,277,985
5/31/2017	8,618	—	842	(511)	8,949	96,891	—	9,315	(5,922)	100,284
Class I
5/31/2018	12,097	—	3,161	—	15,258	150,000	—	39,263	—	189,263
5/31/2017	31,485	—	648	—	32,133	350,000	—	7,184	—	357,184
Class R6
5/31/2018	228,553	—	14,801	(86,932)	156,422	2,854,183	—	183,392	(1,096,268)	1,941,307
5/31/2017	185,467	—	3,231	(40,439)	148,259	2,086,825	—	35,734	(454,959)	1,667,600

NOTES TO FINANCIAL STATEMENTS as of May 31, 2018 (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Retirement 2040
Class A
5/31/2018	102,743	—	5,431	(16,735)	91,439	1,290,923	—	68,705	(217,106)	1,142,522
5/31/2017	21,357	—	962	(1,234)	21,085	249,802	—	10,724	(13,900)	246,626
Class I
5/31/2018	614	—	382	(1)	995	7,846	—	4,843	(17)	12,672
5/31/2017	—	—	120	—	120	57	—	1,336	—	1,393
Class R6
5/31/2018	165,824	—	6,895	(42,635)	130,084	2,101,299	—	87,293	(531,927)	1,656,665
5/31/2017	31,589	—	1,217	(363)	32,443	361,701	—	13,588	(4,207)	371,082
Retirement 2045
Class A
5/31/2018	70,134	—	4,582	(15,419)	59,297	890,284	—	58,879	(197,425)	751,738
5/31/2017	11,287	—	1,010	(1,464)	10,833	130,699	—	11,361	(16,993)	125,067
Class I
5/31/2018	—	—	350	—	350	—	—	4,506	—	4,506
5/31/2017	—	—	121	—	121	—	—	1,359	—	1,359
Class R6
5/31/2018	123,816	—	9,465	(21,895)	111,386	1,589,461	—	121,816	(283,830)	1,427,447
5/31/2017	81,368	—	1,820	(3,418)	79,770	934,980	—	20,486	(40,368)	915,098
Retirement 2050
Class A
5/31/2018	81,095	—	4,114	(3,710)	81,499	1,031,176	—	52,661	(47,393)	1,036,444
5/31/2017	4,215	—	911	(274)	4,852	47,708	—	10,256	(3,027)	54,937
Class I
5/31/2018	1,719	—	442	(18)	2,143	22,393	—	5,675	(235)	27,833
5/31/2017	—	—	117	—	117	—	—	1,319	—	1,319
Class R6
5/31/2018	86,663	—	5,714	(14,609)	77,768	1,126,058	—	73,248	(189,638)	1,009,668
5/31/2017	32,115	—	1,125	(7,892)	25,348	374,211	—	12,665	(92,497)	294,379
Retirement 2055
Class A
5/31/2018	45,661	—	3,835	(4,220)	45,276	579,386	—	49,476	(54,346)	574,516
5/31/2017	3,550	—	785	(63)	4,272	40,501	—	8,855	(736)	48,620
Class I
5/31/2018	—	—	363	—	363	—	—	4,692	—	4,692
5/31/2017	—	—	106	—	106	—	—	1,201	—	1,201
Class R6
5/31/2018	57,136	—	6,169	(5,226)	58,079	737,328	—	79,701	(67,711)	749,318
5/31/2017	40,250	—	976	(2,475)	38,751	465,289	—	11,016	(28,975)	447,330
Retirement 2060
Class A
5/31/2018	30,468	—	3,735	(3,994)	30,209	367,389	—	45,448	(48,784)	364,053
5/31/2017	3,040	—	692	(483)	3,249	33,548	—	7,380	(5,316)	35,612
Class I
5/31/2018	4,266	—	574	(61)	4,779	53,492	—	6,986	(756)	59,722
5/31/2017	—	—	79	(1)	78	—	—	839	(12)	827
Class R6
5/31/2018	18,479	—	3,554	(15,486)	6,547	224,381	—	43,281	(192,716)	74,946
5/31/2017	13,425	—	978	(175)	14,228	146,276	—	10,432	(1,973)	154,735

NOTES TO FINANCIAL STATEMENTS as of May 31, 2018 (continued)

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
The following permanent tax differences have been reclassified as of May 31, 2018:
	Undistributed Net Investment Income	Accumulated Net Realized Gains/(Losses)
In-Retirement	$11,141	$(11,141)
Retirement 2020	20,304	(20,304)
Retirement 2025	29,774	(29,774)
Retirement 2030	27,580	(27,580)
Retirement 2035	17,799	(17,799)
Retirement 2040	11,160	(11,160)
Retirement 2045	12,808	(12,808)
Retirement 2050	8,051	(8,051)
Retirement 2055	8,794	(8,794)
Retirement 2060	6,553	(6,553)
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended May 31, 2018		Year Ended May 31, 2017
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
In-Retirement	$120,792	$45,435	$45,524	$973
Retirement 2020	223,711	47,023	50,894	874
Retirement 2025	244,253	75,982	59,161	168
Retirement 2030	177,792	103,414	80,572	1,022
Retirement 2035	193,017	96,778	52,233	—
Retirement 2040	67,262	93,579	25,648	—
Retirement 2045	99,732	85,469	32,040	1,166
Retirement 2050	47,521	84,063	23,682	558
Retirement 2055	51,144	82,725	20,715	357
Retirement 2060	36,248	59,467	18,570	81
The tax-basis components of distributable earnings as of May 31, 2018 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
In-Retirement	$28,065	$99,740	$(52,266)
Retirement 2020	49,630	164,364	(49,747)
Retirement 2025	88,165	200,930	2,338
Retirement 2030	29,161	338,037	106,268
Retirement 2035	27,015	306,138	84,928
Retirement 2040	30,362	181,566	66,221
Retirement 2045	10,337	218,128	148,144
Retirement 2050	3,675	156,920	95,166
Retirement 2055	5,279	155,449	140,250
Retirement 2060	2,981	136,867	114,724
As of May 31, 2018, the Funds did not have any capital loss carryovers for U.S. federal income tax purposes.
The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of May 31, 2018, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2013.
NOTE 12 — SUBSEQUENT EVENTS
Contractual fee changes: Effective June 1, 2018, the Investment Adviser will provide the Funds with advisory and administrative services under a new management agreement (the “Unified Agreement”). Pursuant to the Unified Agreement, the Investment Adviser is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Fund, including, among other things, custodial, administrative, transfer agency (with the exception of fees paid for omnibus accounts or record keeping services), fund accounting, auditing and ordinary legal expenses. This Unified Agreement compensates the Investment Adviser with a management fee (a “Unified Fee”) equal to 0.40% of each Fund’s daily average daily net assets. Effective June 1, 2018 through October 1, 2019, the Investment Adviser will further lower the expense limits of each Fund to 0.89%, 0.64%, and 0.49% for Class A, Class I, and Class R6, respectively.

NOTES TO FINANCIAL STATEMENTS as of May 31, 2018 (continued)

NOTE 12 — SUBSEQUENT EVENTS (continued)

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.

PORTFOLIO OF INVESTMENTS
Voya Target In-Retirement Fund	as of May 31, 2018

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 24.6%
7,342	iShares Core U.S. Aggregate Bond ETF	$781,629	13.5
837	iShares S&P 500 Index Fund	228,275	4.0
7,407	Schwab U.S. TIPs ETF	405,015	7.1
	Total Exchange-Traded Funds (Cost $1,409,843)	1,414,919	24.6
MUTUAL FUNDS: 75.4%
	Affiliated Investment Companies: 67.4%
29,197	Voya Floating Rate Fund - Class I	287,296	5.0
17,383	Voya Global Bond Fund - Class R6	169,831	3.0
3,440	Voya Global Real Estate Fund - Class R6	57,072	1.0
14,618	Voya High Yield Bond Fund - Class R6	114,606	2.0
117,495	Voya Intermediate Bond Fund - Class R6	1,153,797	20.1
21,717	Voya Large Cap Value Fund - Class R6	283,618	4.9
6,679	Voya Large-Cap Growth Fund - Class R6	286,521	5.0
2,187 (1)	Voya MidCap Opportunities Fund - Class R6	57,965	1.0
13,045	Voya Multi-Manager Emerging Markets Equity Fund - Class I	166,979	2.9
26,613	Voya Multi-Manager International Factors Fund - Class I	281,828	4.9
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
4,829	Voya Multi-Manager Mid Cap Value Fund - Class I	$57,897	1.0
59,214	Voya Short Term Bond Fund - Class R6	574,971	10.0
32,692	Voya U.S. High Dividend Low Volatility Fund - Class I	377,590	6.6
		3,869,971	67.4
	Unaffiliated Investment Companies: 8.0%
16,703	Credit Suisse Commodity Return Strategy Fund - Class I	86,857	1.5
24,799	TIAA-CREF Bond Index Fund - Class I	260,881	4.6
5,608	TIAA-CREF International Equity Index Fund - Class I	111,771	1.9
		459,509	8.0
	Total Mutual Funds (Cost $4,356,216)	4,329,480	75.4
	Total Investments in Securities (Cost $5,766,059)	$5,744,399	100.0
	Liabilities in Excess of Other Assets	(1,290)	—
	Net Assets	$5,743,109	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of May 31, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,414,919	$—	$—	$1,414,919
Mutual Funds	4,329,480	—	—	4,329,480
Total Investments, at fair value	$5,744,399	$—	$—	$5,744,399

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target In-Retirement Fund	as of May 31, 2018 (continued)

The following table provides transactions during the period ended May 31, 2018 where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/2017	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$130,298	$96,585	$(217,101)	$(9,782)	$—	$3,347	$17,635	$2,664
Voya Floating Rate Fund - Class I	131,036	172,245	(14,759)	(1,226)	287,296	6,396	607	—
Voya Global Bond Fund - Class R6	80,264	100,035	(7,782)	(2,686)	169,831	4,641	146	—
Voya Global Real Estate Fund - Class R6	26,163	38,893	(2,274)	(5,710)	57,072	1,863	(175)	4,731
Voya High Yield Bond Fund - Class R6	52,841	69,717	(4,093)	(3,859)	114,606	3,954	347	—
Voya Intermediate Bond Fund - Class R6	645,145	787,801	(259,141)	(20,008)	1,153,797	27,117	(9,916)	—
Voya Large Cap Value Fund - Class R6	78,450	275,145	(62,033)	(7,944)	283,618	1,839	2,786	9,533
Voya Large-Cap Growth Fund - Class R6	94,013	269,108	(77,070)	470	286,521	938	17,159	10,153
Voya MidCap Opportunities Fund - Class R6	39,792	47,621	(26,469)	(2,979)	57,965	—	2,059	6,830
Voya Multi-Manager Emerging Markets Equity Fund - Class I	—	171,958	(137)	(4,842)	166,979	—	(3)	—
Voya Multi-Manager International Factors Fund - Class I	134,184	253,095	(92,037)	(13,414)	281,828	5,583	16,435	5,368
Voya Multi-Manager Mid Cap Value Fund - Class I	38,242	44,526	(23,428)	(1,443)	57,897	417	3,000	3,318
Voya Real Estate Fund - Class R6	25,688	19,909	(47,044)	1,447	—	747	(8,041)	5,772
Voya Short Term Bond Fund - Class R6	261,267	344,649	(25,648)	(5,297)	574,971	6,936	(201)	—
Voya U.S. High Dividend Low Volatility Fund - Class I	—	372,577	(285)	5,298	377,590	—	7	—
	$1,737,383	$3,063,864	$(859,301)	$(71,975)	$3,869,971	$63,778	$41,845	$48,369

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At May 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at year end were:
Cost for federal income tax purposes was $5,796,665.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$30,421
Gross Unrealized Depreciation	(82,687)
Net Unrealized Depreciation	$(52,266)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2020 Fund	as of May 31, 2018

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 22.4%
7,112	iShares Core U.S. Aggregate Bond ETF	$757,144	9.3
2,354	iShares S&P 500 Index Fund	642,006	8.0
7,469	Schwab U.S. TIPs ETF	408,405	5.1
	Total Exchange-Traded Funds (Cost $1,796,118)	1,807,555	22.4
MUTUAL FUNDS: 77.6%
	Affiliated Investment Companies: 69.5%
40,985	Voya Floating Rate Fund - Class I	403,296	5.0
24,384	Voya Global Bond Fund - Class R6	238,232	3.0
4,839	Voya Global Real Estate Fund - Class R6	80,287	1.0
20,528	Voya High Yield Bond Fund - Class R6	160,941	2.0
147,852	Voya Intermediate Bond Fund - Class R6	1,451,905	17.9
36,420	Voya Large Cap Value Fund - Class R6	475,649	5.9
11,248	Voya Large-Cap Growth Fund - Class R6	482,552	6.0
3,076 (1)	Voya MidCap Opportunities Fund - Class R6	81,549	1.0
21,389	Voya Multi-Manager Emerging Markets Equity Fund - Class I	273,773	3.4
19,522	Voya Multi-Manager International Equity Fund - Class I	238,949	3.0
37,397	Voya Multi-Manager International Factors Fund - Class I	396,032	4.9
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
6,775	Voya Multi-Manager Mid Cap Value Fund - Class I	$81,237	1.0
60,250	Voya Short Term Bond Fund - Class R6	585,026	7.3
4,767	Voya Small Company Fund - Class R6	83,284	1.0
49,522	Voya U.S. High Dividend Low Volatility Fund - Class I	571,977	7.1
		5,604,689	69.5
	Unaffiliated Investment Companies: 8.1%
21,432	Credit Suisse Commodity Return Strategy Fund - Class I	111,449	1.4
28,979	TIAA-CREF Bond Index Fund - Class I	304,862	3.8
11,821	TIAA-CREF International Equity Index Fund - Class I	235,583	2.9
		651,894	8.1
	Total Mutual Funds (Cost $6,282,097)	6,256,583	77.6
	Total Investments in Securities (Cost $8,078,215)	$8,064,138	100.0
	Assets in Excess of Other Liabilities	2,732	0.0
	Net Assets	$8,066,870	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of May 31, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,807,555	$—	$—	$1,807,555
Mutual Funds	6,256,583	—	—	6,256,583
Total Investments, at fair value	$8,064,138	$—	$—	$8,064,138

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2020 Fund	as of May 31, 2018 (continued)

The following table provides transactions during the period ended May 31, 2018 where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/2017	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$185,056	$228,885	$(400,903)	$(13,038)	$—	$5,325	$22,907	$4,240
Voya Floating Rate Fund - Class I	169,223	264,253	(29,145)	(1,035)	403,296	9,538	383	—
Voya Global Bond Fund - Class R6	103,671	152,785	(13,358)	(4,866)	238,232	6,949	422	—
Voya Global Real Estate Fund - Class R6	33,784	58,896	(4,648)	(7,745)	80,287	2,900	(676)	6,850
Voya High Yield Bond Fund - Class R6	68,242	107,158	(9,107)	(5,352)	160,941	5,904	10	—
Voya Intermediate Bond Fund - Class R6	679,678	1,067,958	(267,717)	(28,014)	1,451,905	33,359	(9,985)	—
Voya Large Cap Value Fund - Class R6	136,259	481,609	(128,428)	(13,791)	475,649	3,799	4,441	17,665
Voya Large-Cap Growth Fund - Class R6	156,050	431,350	(111,693)	6,845	482,552	1,606	24,569	17,374
Voya MidCap Opportunities Fund - Class R6	51,198	77,456	(42,917)	(4,188)	81,549	—	3,014	9,898
Voya Multi-Manager Emerging Markets Equity Fund - Class I	—	282,192	(970)	(7,449)	273,773	—	(14)	—
Voya Multi-Manager International Equity Fund - Class I	88,719	317,273	(152,974)	(14,069)	238,949	2,440	19,794	759
Voya Multi-Manager International Factors Fund - Class I	207,765	296,671	(95,734)	(12,670)	396,032	9,532	17,927	9,164
Voya Multi-Manager Mid Cap Value Fund - Class I	49,083	72,964	(40,403)	(407)	81,237	603	2,635	4,802
Voya Real Estate Fund - Class R6	33,175	34,017	(69,437)	2,245	—	1,063	(11,875)	8,356
Voya Short Term Bond Fund - Class R6	244,580	383,438	(37,289)	(5,703)	585,026	7,532	(505)	—
Voya Small Company Fund - Class R6	—	80,626	(262)	2,920	83,284	—	11	—
Voya SmallCap Opportunities Fund - Class R6	50,433	126,775	(176,065)	(1,143)	—	—	650	7,146
Voya U.S. High Dividend Low Volatility Fund - Class I	—	564,383	(1,866)	9,460	571,977	—	45	—
	$2,256,916	$5,028,689	$(1,582,916)	$(98,000)	$5,604,689	$90,550	$73,753	$86,254

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At May 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at year end were:
Cost for federal income tax purposes was $8,113,885.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$67,008
Gross Unrealized Depreciation	(116,755)
Net Unrealized Depreciation	$(49,747)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2025 Fund	as of May 31, 2018

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 17.2%
6,742	iShares Core U.S. Aggregate Bond ETF	$717,753	6.8
3,265	iShares S&P 500 Index Fund	890,464	8.4
3,919	Schwab U.S. TIPs ETF	214,291	2.0
	Total Exchange-Traded Funds (Cost $1,802,014)	1,822,508	17.2
MUTUAL FUNDS: 82.8%
	Affiliated Investment Companies: 72.5%
53,965	Voya Floating Rate Fund - Class I	531,019	5.0
32,138	Voya Global Bond Fund - Class R6	313,992	3.0
6,373	Voya Global Real Estate Fund - Class R6	105,736	1.0
27,028	Voya High Yield Bond Fund - Class R6	211,900	2.0
164,608	Voya Intermediate Bond Fund - Class R6	1,616,448	15.1
60,629	Voya Large Cap Value Fund - Class R6	791,815	7.5
18,859	Voya Large-Cap Growth Fund - Class R6	809,035	7.6
7,092 (1)	Voya MidCap Opportunities Fund - Class R6	188,015	1.8
40,243	Voya Multi-Manager Emerging Markets Equity Fund - Class I	515,111	4.9
38,525	Voya Multi-Manager International Equity Fund - Class I	471,549	4.4
54,144	Voya Multi-Manager International Factors Fund - Class I	573,387	5.4
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
15,641	Voya Multi-Manager Mid Cap Value Fund - Class I	$187,540	1.8
35,568	Voya Short Term Bond Fund - Class R6	345,365	3.3
12,519	Voya Small Company Fund - Class R6	218,710	2.1
69,794	Voya U.S. High Dividend Low Volatility Fund - Class I	806,117	7.6
		7,685,739	72.5
	Unaffiliated Investment Companies: 10.3%
30,073	Credit Suisse Commodity Return Strategy Fund - Class I	156,378	1.5
30,302	TIAA-CREF Bond Index Fund - Class I	318,773	3.0
20,738	TIAA-CREF International Equity Index Fund - Class I	413,316	3.8
6,933	TIAA-CREF S&P 500 Index Fund - Class I	209,369	2.0
		1,097,836	10.3
	Total Mutual Funds (Cost $8,763,932)	8,783,575	82.8
	Total Investments in Securities (Cost $10,565,946)	$10,606,083	100.0
	Assets in Excess of Other Liabilities	1,689	0.0
	Net Assets	$10,607,772	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of May 31, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,822,508	$—	$—	$1,822,508
Mutual Funds	8,783,575	—	—	8,783,575
Total Investments, at fair value	$10,606,083	$—	$—	$10,606,083

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2025 Fund	as of May 31, 2018 (continued)

The following table provides transactions during the period ended May 31, 2018 where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/2017	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$261,470	$346,444	$(590,794)	$(17,120)	$—	$8,510	$34,334	$6,775
Voya Floating Rate Fund - Class I	187,541	378,720	(33,410)	(1,832)	531,019	11,319	1,013	—
Voya Global Bond Fund - Class R6	114,786	221,037	(15,686)	(6,145)	313,992	8,334	105	—
Voya Global Real Estate Fund - Class R6	37,483	83,307	(5,247)	(9,807)	105,736	3,366	(830)	8,595
Voya High Yield Bond Fund - Class R6	75,601	153,337	(10,400)	(6,638)	211,900	7,022	245	—
Voya Intermediate Bond Fund - Class R6	715,703	1,382,344	(453,190)	(28,409)	1,616,448	37,193	(14,973)	—
Voya Large Cap Value Fund - Class R6	165,947	795,628	(148,674)	(21,086)	791,815	4,384	9,986	22,173
Voya Large-Cap Growth Fund - Class R6	221,075	627,597	(73,591)	33,954	809,035	2,401	13,804	25,993
Voya MidCap Opportunities Fund - Class R6	85,250	161,605	(54,323)	(4,517)	188,015	—	2,772	18,620
Voya Multi-Manager Emerging Markets Equity Fund - Class I	76,649	464,142	(20,206)	(5,474)	515,111	1,857	4,141	—
Voya Multi-Manager International Equity Fund - Class I	167,387	478,545	(157,420)	(16,963)	471,549	4,664	27,694	1,450
Voya Multi-Manager International Factors Fund - Class I	230,179	422,179	(70,077)	(8,894)	573,387	11,973	13,017	11,511
Voya Multi-Manager Mid Cap Value Fund - Class I	81,875	153,245	(47,875)	295	187,540	1,136	4,018	9,041
Voya Real Estate Fund - Class R6	36,838	46,201	(86,059)	3,020	—	1,270	(15,243)	10,486
Voya Short Term Bond Fund - Class R6	121,554	246,350	(19,512)	(3,027)	345,365	4,015	(297)	—
Voya Small Company Fund - Class R6	—	212,492	(766)	6,984	218,710	—	33	—
Voya SmallCap Opportunities Fund - Class R6	59,926	150,585	(207,894)	(2,617)	—	—	1,675	8,660
Voya U.S. High Dividend Low Volatility Fund - Class I	—	796,844	(2,924)	12,197	806,117	—	71	—
	$2,639,264	$7,120,602	$(1,998,048)	$(76,079)	$7,685,739	$107,444	$81,565	$123,304

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At May 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at year end were:
Cost for federal income tax purposes was $10,603,745.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$116,565
Gross Unrealized Depreciation	(114,227)
Net Unrealized Appreciation	$2,338

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2030 Fund	as of May 31, 2018

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 19.6%
4,244	iShares Core U.S. Aggregate Bond ETF	$451,816	5.2
3,514	iShares MSCI Emerging Markets Index Fund	160,555	1.8
4,033	iShares S&P 500 Index Fund	1,099,920	12.6
	Total Exchange-Traded Funds (Cost $1,676,508)	1,712,291	19.6
MUTUAL FUNDS: 80.4%
	Affiliated Investment Companies: 69.5%
35,521	Voya Floating Rate Fund - Class I	349,530	4.0
7,856	Voya Global Real Estate Fund - Class R6	130,339	1.5
22,222	Voya High Yield Bond Fund - Class R6	174,223	2.0
126,098	Voya Intermediate Bond Fund - Class R6	1,238,282	14.2
49,976	Voya Large Cap Value Fund - Class R6	652,684	7.5
15,502	Voya Large-Cap Growth Fund - Class R6	665,029	7.6
6,673 (1)	Voya MidCap Opportunities Fund - Class R6	176,913	2.0
35,204	Voya Multi-Manager Emerging Markets Equity Fund - Class I	450,609	5.2
45,803	Voya Multi-Manager International Equity Fund - Class I	560,627	6.4
60,755	Voya Multi-Manager International Factors Fund - Class I	643,393	7.4
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
14,710	Voya Multi-Manager Mid Cap Value Fund - Class I	$176,374	2.0
10,311	Voya Small Company Fund - Class R6	180,130	2.1
57,430	Voya U.S. High Dividend Low Volatility Fund - Class I	663,322	7.6
		6,061,455	69.5
	Unaffiliated Investment Companies: 10.9%
21,421	Credit Suisse Commodity Return Strategy Fund - Class I	111,388	1.3
16,649	TIAA-CREF Bond Index Fund - Class I	175,150	2.0
21,324	TIAA-CREF International Equity Index Fund - Class I	424,983	4.9
7,841	TIAA-CREF S&P 500 Index Fund - Class I	236,795	2.7
		948,316	10.9
	Total Mutual Funds (Cost $6,912,792)	7,009,771	80.4
	Total Investments in Securities (Cost $8,589,300)	$8,722,062	100.0
	Assets in Excess of Other Liabilities	2,856	0.0
	Net Assets	$8,724,918	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of May 31, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,712,291	$—	$—	$1,712,291
Mutual Funds	7,009,771	—	—	7,009,771
Total Investments, at fair value	$8,722,062	$—	$—	$8,722,062

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2030 Fund	as of May 31, 2018 (continued)

The following table provides transactions during the period ended May 31, 2018 where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$306,619	$203,579	$(488,050)	$(22,148)	$—	$7,198	$40,809	$5,731
Voya Floating Rate Fund - Class I	220,282	242,117	(110,438)	(2,431)	349,530	11,572	606	—
Voya Global Real Estate Fund - Class R6	65,982	86,696	(10,643)	(11,696)	130,339	4,610	(1,504)	10,917
Voya High Yield Bond Fund - Class R6	88,824	104,844	(13,106)	(6,339)	174,223	6,545	629	—
Voya Intermediate Bond Fund - Class R6	663,956	863,972	(271,484)	(18,162)	1,238,282	28,127	(11,110)	—
Voya Large Cap Value Fund - Class R6	91,304	757,202	(193,488)	(2,334)	652,684	2,195	(726)	9,693
Voya Large-Cap Growth Fund - Class R6	316,114	484,296	(155,062)	19,681	665,029	2,360	31,330	25,558
Voya MidCap Opportunities Fund - Class R6	111,258	119,371	(50,085)	(3,631)	176,913	—	3,401	17,538
Voya Multi-Manager Emerging Markets Equity Fund - Class I	136,497	424,947	(91,512)	(19,323)	450,609	2,397	30,012	—
Voya Multi-Manager International Equity Fund - Class I	250,389	340,606	(36,817)	6,449	560,627	5,297	7,789	1,647
Voya Multi-Manager International Factors Fund - Class I	315,925	388,320	(58,597)	(2,255)	643,393	11,826	11,372	11,369
Voya Multi-Manager Mid Cap Value Fund - Class I	106,782	111,993	(43,310)	909	176,374	1,068	5,093	8,501
Voya Real Estate Fund - Class R6	64,794	40,368	(110,377)	5,215	—	1,822	(20,133)	13,318
Voya Small Company Fund - Class R6	—	178,223	(4,035)	5,942	180,130	—	170	—
Voya SmallCap Opportunities Fund - Class R6	87,415	118,506	(201,963)	(3,958)	—	—	4,134	9,563
Voya U.S. High Dividend Low Volatility Fund - Class I	—	668,336	(15,390)	10,376	663,322	—	378	—
	$2,826,141	$5,133,376	$(1,854,357)	$(43,705)	$6,061,455	$85,017	$102,250	$113,835

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At May 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at year end were:
Cost for federal income tax purposes was $8,615,794.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$178,444
Gross Unrealized Depreciation	(72,176)
Net Unrealized Appreciation	$106,268

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2035 Fund	as of May 31, 2018

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 21.3%
319	iShares Core U.S. Aggregate Bond ETF	$33,961	0.5
3,032	iShares MSCI Emerging Markets Index Fund	138,532	2.0
2,299	iShares Russell 1000 Value Index Fund	278,294	3.9
3,850	iShares S&P 500 Index Fund	1,050,010	14.9
	Total Exchange-Traded Funds (Cost $1,470,330)	1,500,797	21.3
MUTUAL FUNDS: 78.6%
	Affiliated Investment Companies: 65.6%
28,608	Voya Floating Rate Fund - Class I	281,500	4.0
6,325	Voya Global Real Estate Fund - Class R6	104,924	1.5
17,893	Voya High Yield Bond Fund - Class R6	140,282	2.0
68,225	Voya Intermediate Bond Fund - Class R6	669,974	9.5
23,978	Voya Large Cap Value Fund - Class R6	313,149	4.5
14,167	Voya Large-Cap Growth Fund - Class R6	607,753	8.6
6,801 (1)	Voya MidCap Opportunities Fund - Class R6	180,293	2.6
32,264	Voya Multi-Manager Emerging Markets Equity Fund - Class I	412,977	5.9
42,576	Voya Multi-Manager International Equity Fund - Class I	521,126	7.4
48,944	Voya Multi-Manager International Factors Fund - Class I	518,319	7.4
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
14,787	Voya Multi-Manager Mid Cap Value Fund - Class I	$177,296	2.5
8,330	Voya Small Company Fund - Class R6	145,528	2.1
46,310	Voya U.S. High Dividend Low Volatility Fund - Class I	534,875	7.6
		4,607,996	65.6
	Unaffiliated Investment Companies: 13.0%
19,874	Credit Suisse Commodity Return Strategy Fund - Class I	103,343	1.5
13,483	TIAA-CREF Bond Index Fund - Class I	141,839	2.0
20,607	TIAA-CREF International Equity Index Fund - Class I	410,703	5.8
8,519	TIAA-CREF S&P 500 Index Fund - Class I	257,271	3.7
		913,156	13.0
	Total Mutual Funds (Cost $5,451,392)	5,521,152	78.6
	Total Investments in Securities (Cost $6,921,722)	$7,021,949	99.9
	Assets in Excess of Other Liabilities	5,230	0.1
	Net Assets	$7,027,179	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of May 31, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,500,797	$—	$—	$1,500,797
Mutual Funds	5,521,152	—	—	5,521,152
Total Investments, at fair value	$7,021,949	$—	$—	$7,021,949

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2035 Fund	as of May 31, 2018 (continued)

The following table provides transactions during the period ended May 31, 2018 where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$241,818	$281,192	$(511,580)	$(11,430)	$—	$6,100	$26,447	$4,857
Voya Floating Rate Fund - Class I	173,847	245,482	(136,144)	(1,685)	281,500	9,916	279	—
Voya Global Real Estate Fund - Class R6	52,072	82,747	(21,520)	(8,375)	104,924	3,986	(2,638)	9,255
Voya High Yield Bond Fund - Class R6	70,102	101,199	(25,549)	(5,470)	140,282	5,588	559	—
Voya Intermediate Bond Fund - Class R6	279,417	496,637	(94,323)	(11,757)	669,974	13,113	(1,936)	—
Voya Large Cap Value Fund - Class R6	70,947	597,831	(355,590)	(39)	313,149	1,859	(1,715)	8,074
Voya Large-Cap Growth Fund - Class R6	285,145	514,329	(200,714)	8,993	607,753	2,223	39,374	24,064
Voya MidCap Opportunities Fund - Class R6	—	178,917	(3,709)	5,085	180,293	—	130	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	142,980	442,648	(138,689)	(33,962)	412,977	2,682	45,571	—
Voya Multi-Manager International Equity Fund - Class I	233,545	356,988	(70,660)	1,253	521,126	5,304	13,556	1,649
Voya Multi-Manager International Factors Fund - Class I	249,156	373,179	(94,769)	(9,247)	518,319	10,010	18,397	9,624
Voya Multi-Manager Mid Cap Value Fund - Class I	120,218	289,968	(234,569)	1,679	177,296	1,277	5,654	10,161
Voya Real Estate Fund - Class R6	51,130	47,685	(101,792)	2,977	—	1,512	(15,762)	11,291
Voya Small Company Fund - Class R6	—	143,134	(2,947)	5,341	145,528	—	125	—
Voya SmallCap Opportunities Fund - Class R6	68,677	162,442	(229,315)	(1,804)	—	—	1,612	8,043
Voya U.S. High Dividend Low Volatility Fund - Class I	—	536,751	(11,252)	9,376	534,875	—	266	—
	$2,039,054	$4,851,129	$(2,233,122)	$(49,065)	$4,607,996	$63,570	$129,919	$87,018

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At May 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at year end were:
Cost for federal income tax purposes was $6,937,021.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$140,214
Gross Unrealized Depreciation	(55,286)
Net Unrealized Appreciation	$84,928

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2040 Fund	as of May 31, 2018

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 25.4%
2,600	iShares MSCI Emerging Markets Index Fund	$118,794	2.5
1,761	iShares Russell 1000 Value Index Fund	213,169	4.5
1,134	iShares Russell Midcap Growth Index Fund	143,247	3.0
2,715	iShares S&P 500 Index Fund	740,462	15.4
	Total Exchange-Traded Funds (Cost $1,177,716)	1,215,672	25.4
MUTUAL FUNDS: 74.5%
	Affiliated Investment Companies: 61.6%
14,564	Voya Floating Rate Fund - Class I	143,312	3.0
4,302	Voya Global Real Estate Fund - Class R6	71,362	1.5
12,158	Voya High Yield Bond Fund - Class R6	95,319	2.0
34,168	Voya Intermediate Bond Fund - Class R6	335,533	7.0
16,421	Voya Large Cap Value Fund - Class R6	214,454	4.5
10,202	Voya Large-Cap Growth Fund - Class R6	437,646	9.1
22,394	Voya Multi-Manager Emerging Markets Equity Fund - Class I	286,637	6.0
30,890	Voya Multi-Manager International Equity Fund - Class I	378,092	7.9
31,078	Voya Multi-Manager International Factors Fund - Class I	329,119	6.9
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
12,003	Voya Multi-Manager Mid Cap Value Fund - Class I	$143,911	3.0
8,477	Voya Small Company Fund - Class R6	148,100	3.1
31,497	Voya U.S. High Dividend Low Volatility Fund - Class I	363,786	7.6
		2,947,271	61.6
	Unaffiliated Investment Companies: 12.9%
13,888	Credit Suisse Commodity Return Strategy Fund - Class I	72,215	1.5
18,707	TIAA-CREF International Equity Index Fund - Class I	372,828	7.8
5,640	TIAA-CREF S&P 500 Index Fund - Class I	170,326	3.6
		615,369	12.9
	Total Mutual Funds (Cost $3,520,273)	3,562,640	74.5
	Total Investments in Securities (Cost $4,697,989)	$4,778,312	99.9
	Assets in Excess of Other Liabilities	4,960	0.1
	Net Assets	$4,783,272	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of May 31, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,215,672	$—	$—	$1,215,672
Mutual Funds	3,562,640	—	—	3,562,640
Total Investments, at fair value	$4,778,312	$—	$—	$4,778,312

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2040 Fund	as of May 31, 2018 (continued)

The following table provides transactions during the period ended May 31, 2018 where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$139,943	$175,535	$(302,373)	$(13,105)	$—	$3,910	$21,746	$3,113
Voya Floating Rate Fund - Class I	56,237	111,583	(23,439)	(1,069)	143,312	3,455	450	—
Voya Global Real Estate Fund - Class R6	28,113	61,722	(13,310)	(5,163)	71,362	2,150	(1,559)	5,531
Voya High Yield Bond Fund - Class R6	37,818	75,071	(13,955)	(3,615)	95,319	3,146	835	—
Voya Intermediate Bond Fund - Class R6	94,322	277,243	(31,330)	(4,702)	335,533	4,776	219	—
Voya Large Cap Value Fund - Class R6	40,043	436,332	(263,545)	1,624	214,454	990	(1,642)	4,487
Voya Large-Cap Growth Fund - Class R6	172,971	394,163	(131,115)	1,627	437,646	1,463	28,299	15,844
Voya Multi-Manager Emerging Markets Equity Fund - Class I	87,492	314,507	(92,792)	(22,570)	286,637	1,854	29,294	—
Voya Multi-Manager International Equity Fund - Class I	145,181	276,140	(43,697)	468	378,092	3,666	8,330	1,140
Voya Multi-Manager International Factors Fund - Class I	126,180	261,857	(52,727)	(6,191)	329,119	5,669	9,267	5,450
Voya Multi-Manager Mid Cap Value Fund - Class I	75,422	253,518	(186,785)	1,756	143,911	869	3,726	6,914
Voya Real Estate Fund - Class R6	27,627	27,321	(56,016)	1,068	—	867	(8,728)	6,749
Voya Small Company Fund - Class R6	—	142,898	(62)	5,264	148,100	—	3	—
Voya SmallCap Opportunities Fund - Class R6	47,270	121,513	(166,113)	(2,670)	—	—	2,524	6,005
Voya U.S. High Dividend Low Volatility Fund - Class I	—	357,245	(159)	6,700	363,786	—	3	—
	$1,078,619	$3,286,648	$(1,377,418)	$(40,578)	$2,947,271	$32,815	$92,767	$55,233

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At May 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at year end were:
Cost for federal income tax purposes was $4,712,091.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$102,678
Gross Unrealized Depreciation	(36,457)
Net Unrealized Appreciation	$66,221

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2045 Fund	as of May 31, 2018

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 27.4%
2,801	iShares MSCI Emerging Markets Index Fund	$127,978	2.7
2,180	iShares Russell 1000 Value Index Fund	263,889	5.6
1,259	iShares Russell Midcap Growth Index Fund	159,037	3.4
2,725	iShares S&P 500 Index Fund	743,189	15.7
	Total Exchange-Traded Funds (Cost $1,237,600)	1,294,093	27.4
MUTUAL FUNDS: 72.5%
	Affiliated Investment Companies: 59.3%
8,391	Voya Floating Rate Fund - Class I	82,565	1.7
4,245	Voya Global Real Estate Fund - Class R6	70,420	1.5
20,488	Voya Intermediate Bond Fund - Class R6	201,188	4.3
15,743	Voya Large Cap Value Fund - Class R6	205,605	4.4
11,201	Voya Large-Cap Growth Fund - Class R6	480,540	10.3
25,631	Voya Multi-Manager Emerging Markets Equity Fund - Class I	328,074	6.9
34,305	Voya Multi-Manager International Equity Fund - Class I	419,888	8.9
30,680	Voya Multi-Manager International Factors Fund - Class I	324,897	6.9
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
14,763	Voya Multi-Manager Mid Cap Value Fund - Class I	$177,011	3.7
8,390	Voya Small Company Fund - Class R6	146,572	3.1
31,100	Voya U.S. High Dividend Low Volatility Fund - Class I	359,210	7.6
		2,795,970	59.3
	Unaffiliated Investment Companies: 13.2%
12,977	Credit Suisse Commodity Return Strategy Fund - Class I	67,479	1.4
18,454	TIAA-CREF International Equity Index Fund - Class I	367,783	7.8
6,245	TIAA-CREF S&P 500 Index Fund - Class I	188,614	4.0
		623,876	13.2
	Total Mutual Funds (Cost $3,316,910)	3,419,846	72.5
	Total Investments in Securities (Cost $4,554,510)	$4,713,939	99.9
	Assets in Excess of Other Liabilities	6,623	0.1
	Net Assets	$4,720,562	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of May 31, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,294,093	$—	$—	$1,294,093
Mutual Funds	3,419,846	—	—	3,419,846
Total Investments, at fair value	$4,713,939	$—	$—	$4,713,939

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2045 Fund	as of May 31, 2018 (continued)

The following table provides transactions during the period ended May 31, 2018 where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$190,055	$167,425	$(341,413)	$(16,067)	$—	$4,899	$28,727	$3,900
Voya Floating Rate Fund - Class I	41,799	51,699	(10,313)	(620)	82,565	2,376	243	—
Voya Global Real Estate Fund - Class R6	35,774	49,794	(8,548)	(6,600)	70,420	2,613	(1,071)	6,500
Voya Intermediate Bond Fund - Class R6	101,960	126,572	(22,607)	(4,737)	201,188	4,546	(326)	—
Voya Large Cap Value Fund - Class R6	50,566	349,177	(195,375)	1,237	205,605	1,236	(2,311)	6,007
Voya Large-Cap Growth Fund - Class R6	220,346	329,389	(86,186)	16,991	480,540	1,718	21,354	18,599
Voya Multi-Manager Emerging Markets Equity Fund - Class I	123,118	296,133	(72,642)	(18,535)	328,074	2,373	29,143	—
Voya Multi-Manager International Equity Fund - Class I	197,439	248,959	(32,505)	5,995	419,888	4,588	6,749	1,426
Voya Multi-Manager International Factors Fund - Class I	146,854	213,749	(33,831)	(1,875)	324,897	6,044	6,610	5,812
Voya Multi-Manager Mid Cap Value Fund - Class I	118,328	238,084	(180,497)	1,096	177,011	1,299	6,613	10,340
Voya Real Estate Fund - Class R6	35,132	25,865	(62,381)	1,384	—	1,051	(10,332)	7,930
Voya Small Company Fund - Class R6	—	145,761	(4,611)	5,422	146,572	—	165	—
Voya SmallCap Opportunities Fund - Class R6	59,370	104,781	(161,340)	(2,811)	—	—	3,220	7,165
Voya U.S. High Dividend Low Volatility Fund - Class I	—	364,404	(11,756)	6,562	359,210	—	185	—
	$1,320,741	$2,711,792	$(1,224,005)	$(12,558)	$2,795,970	$32,743	$88,969	$67,679

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At May 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at year end were:
Cost for federal income tax purposes was $4,565,795.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$171,796
Gross Unrealized Depreciation	(23,652)
Net Unrealized Appreciation	$148,144

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2050 Fund	as of May 31, 2018

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 27.9%
2,459	iShares MSCI Emerging Markets Index Fund	$112,352	3.0
1,861	iShares Russell 1000 Value Index Fund	225,274	6.0
1,050	iShares Russell Midcap Growth Index Fund	132,636	3.5
2,146	iShares S&P 500 Index Fund	585,278	15.4
	Total Exchange-Traded Funds (Cost $1,020,001)	1,055,540	27.9
MUTUAL FUNDS: 71.9%
	Affiliated Investment Companies: 58.2%
3,403	Voya Global Real Estate Fund - Class R6	56,455	1.5
15,469	Voya Intermediate Bond Fund - Class R6	151,902	4.0
11,520	Voya Large Cap Value Fund - Class R6	150,448	4.0
8,969	Voya Large-Cap Growth Fund - Class R6	384,765	10.2
22,192	Voya Multi-Manager Emerging Markets Equity Fund - Class I	284,062	7.5
30,529	Voya Multi-Manager International Equity Fund - Class I	373,679	9.9
24,585	Voya Multi-Manager International Factors Fund - Class I	260,350	6.9
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
11,120	Voya Multi-Manager Mid Cap Value Fund - Class I	$133,330	3.5
6,713	Voya Small Company Fund - Class R6	117,285	3.1
24,900	Voya U.S. High Dividend Low Volatility Fund - Class I	287,589	7.6
		2,199,865	58.2
	Unaffiliated Investment Companies: 13.7%
10,134	Credit Suisse Commodity Return Strategy Fund - Class I	52,695	1.4
14,784	TIAA-CREF International Equity Index Fund - Class I	294,642	7.7
5,697	TIAA-CREF S&P 500 Index Fund - Class I	172,054	4.6
		519,391	13.7
	Total Mutual Funds (Cost $2,647,473)	2,719,256	71.9
	Total Investments in Securities (Cost $3,667,474)	$3,774,796	99.8
	Assets in Excess of Other Liabilities	6,500	0.2
	Net Assets	$3,781,296	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of May 31, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,055,540	$—	$—	$1,055,540
Mutual Funds	2,719,256	—	—	2,719,256
Total Investments, at fair value	$3,774,796	$—	$—	$3,774,796

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2050 Fund	as of May 31, 2018 (continued)

The following table provides transactions during the period ended May 31, 2018 where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$129,900	$151,138	$(266,872)	$(14,166)	$—	$3,166	$20,804	$2,521
Voya Global Real Estate Fund - Class R6	24,445	41,162	(4,215)	(4,937)	56,455	1,837	(337)	4,200
Voya Intermediate Bond Fund - Class R6	65,538	101,000	(11,138)	(3,498)	151,902	3,068	43	—
Voya Large Cap Value Fund - Class R6	40,632	286,899	(177,894)	811	150,448	830	(1,636)	3,726
Voya Large-Cap Growth Fund - Class R6	142,164	266,905	(39,886)	15,582	384,765	1,060	9,446	11,473
Voya Multi-Manager Emerging Markets Equity Fund - Class I	94,083	256,416	(48,798)	(17,639)	284,062	1,675	22,546	—
Voya Multi-Manager International Equity Fund - Class I	151,628	234,115	(16,250)	4,186	373,679	3,336	3,219	1,037
Voya Multi-Manager International Factors Fund - Class I	92,515	187,749	(17,979)	(1,935)	260,350	3,576	3,576	3,438
Voya Multi-Manager Mid Cap Value Fund - Class I	92,118	227,877	(182,270)	(4,395)	133,330	914	9,360	7,275
Voya Real Estate Fund - Class R6	24,022	20,815	(45,812)	975	—	685	(6,834)	5,124
Voya Small Company Fund - Class R6	—	113,160	(67)	4,192	117,285	—	3	—
Voya SmallCap Opportunities Fund - Class R6	42,059	94,096	(132,498)	(3,657)	—	—	3,950	4,582
Voya U.S. High Dividend Low Volatility Fund - Class I	—	282,899	(171)	4,861	287,589	—	3	—
	$899,104	$2,264,231	$(943,850)	$(19,620)	$2,199,865	$20,147	$64,143	$43,376

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At May 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at year end were:
Cost for federal income tax purposes was $3,679,630.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$119,453
Gross Unrealized Depreciation	(24,287)
Net Unrealized Appreciation	$95,166

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2055 Fund	as of May 31, 2018

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 27.9%
2,083	iShares MSCI Emerging Markets Index Fund	$95,172	3.0
1,586	iShares Russell 1000 Value Index Fund	191,985	6.0
879	iShares Russell Midcap Growth Index Fund	111,035	3.5
1,829	iShares S&P 500 Index Fund	498,824	15.4
	Total Exchange-Traded Funds (Cost $852,574)	897,016	27.9
MUTUAL FUNDS: 71.9%
	Affiliated Investment Companies: 58.2%
2,890	Voya Global Real Estate Fund - Class R6	47,943	1.5
13,129	Voya Intermediate Bond Fund - Class R6	128,926	4.0
9,754	Voya Large Cap Value Fund - Class R6	127,385	4.0
7,626	Voya Large-Cap Growth Fund - Class R6	327,166	10.1
18,486	Voya Multi-Manager Emerging Markets Equity Fund - Class I	236,617	7.4
25,939	Voya Multi-Manager International Equity Fund - Class I	317,489	9.9
20,884	Voya Multi-Manager International Factors Fund - Class I	221,156	6.9
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
9,806	Voya Multi-Manager Mid Cap Value Fund - Class I	$117,573	3.7
5,712	Voya Small Company Fund - Class R6	99,781	3.1
21,165	Voya U.S. High Dividend Low Volatility Fund - Class I	244,460	7.6
		1,868,496	58.2
	Unaffiliated Investment Companies: 13.7%
9,052	Credit Suisse Commodity Return Strategy Fund - Class I	47,070	1.5
12,556	TIAA-CREF International Equity Index Fund - Class I	250,246	7.7
4,782	TIAA-CREF S&P 500 Index Fund - Class I	144,409	4.5
		441,725	13.7
	Total Mutual Funds (Cost $2,207,004)	2,310,221	71.9
	Total Investments in Securities (Cost $3,059,578)	$3,207,237	99.8
	Assets in Excess of Other Liabilities	5,805	0.2
	Net Assets	$3,213,042	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of May 31, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$897,016	$—	$—	$897,016
Mutual Funds	2,310,221	—	—	2,310,221
Total Investments, at fair value	$3,207,237	$—	$—	$3,207,237

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2055 Fund	as of May 31, 2018 (continued)

The following table provides transactions during the period ended May 31, 2018 where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$141,362	$99,445	$(226,141)	$(14,666)	$—	$3,441	$24,050	$2,739
Voya Global Real Estate Fund - Class R6	26,618	29,178	(2,834)	(5,019)	47,943	1,833	(287)	4,563
Voya Intermediate Bond Fund - Class R6	71,407	68,345	(7,566)	(3,260)	128,926	3,012	(10)	—
Voya Large Cap Value Fund - Class R6	37,599	198,913	(110,331)	1,204	127,385	874	(2,036)	4,405
Voya Large-Cap Growth Fund - Class R6	154,823	184,440	(30,795)	18,698	327,166	1,152	7,415	12,471
Voya Multi-Manager Emerging Markets Equity Fund - Class I	100,688	178,090	(34,973)	(7,188)	236,617	1,840	16,488	—
Voya Multi-Manager International Equity Fund - Class I	165,286	154,826	(10,993)	8,370	317,489	3,625	2,162	1,127
Voya Multi-Manager International Factors Fund - Class I	100,168	130,896	(10,938)	1,030	221,156	3,901	2,113	3,750
Voya Multi-Manager Mid Cap Value Fund - Class I	96,180	144,855	(119,980)	(3,482)	117,573	1,015	9,259	8,079
Voya Real Estate Fund - Class R6	26,140	15,634	(42,704)	930	—	751	(7,130)	5,566
Voya Small Company Fund - Class R6	—	97,025	(1,006)	3,762	99,781	—	37	—
Voya SmallCap Opportunities Fund - Class R6	44,173	61,852	(102,677)	(3,348)	—	—	3,873	5,091
Voya U.S. High Dividend Low Volatility Fund - Class I	—	242,562	(2,569)	4,467	244,460	—	38	—
	$964,444	$1,606,061	$(703,507)	$1,498	$1,868,496	$21,444	$55,972	$47,791

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At May 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at year end were:
Cost for federal income tax purposes was $3,066,987.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$155,071
Gross Unrealized Depreciation	(14,821)
Net Unrealized Appreciation	$140,250

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2060 Fund	as of May 31, 2018

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 27.6%
1,278	iShares MSCI Emerging Markets Index Fund	$58,392	2.9
969	iShares Russell 1000 Value Index Fund	117,297	5.9
536	iShares Russell Midcap Growth Index Fund	67,708	3.4
1,129	iShares S&P 500 Index Fund	307,912	15.4
	Total Exchange-Traded Funds (Cost $510,296)	551,309	27.6
MUTUAL FUNDS: 72.2%
	Affiliated Investment Companies: 58.4%
1,798	Voya Global Real Estate Fund - Class R6	29,834	1.5
8,170	Voya Intermediate Bond Fund - Class R6	80,227	4.0
6,148	Voya Large Cap Value Fund - Class R6	80,294	4.0
4,742	Voya Large-Cap Growth Fund - Class R6	203,427	10.2
11,591	Voya Multi-Manager Emerging Markets Equity Fund - Class I	148,361	7.5
16,134	Voya Multi-Manager International Equity Fund - Class I	197,483	9.9
12,992	Voya Multi-Manager International Factors Fund - Class I	137,585	6.9
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
6,203	Voya Multi-Manager Mid Cap Value Fund - Class I	$74,368	3.7
3,550	Voya Small Company Fund - Class R6	62,020	3.1
13,160	Voya U.S. High Dividend Low Volatility Fund - Class I	151,994	7.6
		1,165,593	58.4
	Unaffiliated Investment Companies: 13.8%
5,524	Credit Suisse Commodity Return Strategy Fund - Class I	28,726	1.4
7,812	TIAA-CREF International Equity Index Fund - Class I	155,686	7.8
3,029	TIAA-CREF S&P 500 Index Fund - Class I	91,482	4.6
		275,894	13.8
	Total Mutual Funds (Cost $1,366,013)	1,441,487	72.2
	Total Investments in Securities (Cost $1,876,309)	$1,992,796	99.8
	Assets in Excess of Other Liabilities	4,717	0.2
	Net Assets	$1,997,513	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of May 31, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$551,309	$—	$—	$551,309
Mutual Funds	1,441,487	—	—	1,441,487
Total Investments, at fair value	$1,992,796	$—	$—	$1,992,796

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2060 Fund	as of May 31, 2018 (continued)

The following table provides transactions during the period ended May 31, 2018 where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$112,763	$47,307	$(145,371)	$(14,699)	$—	$2,385	$22,190	$1,899
Voya Global Real Estate Fund - Class R6	21,234	16,411	(4,353)	(3,458)	29,834	1,296	(184)	3,172
Voya Intermediate Bond Fund - Class R6	56,961	37,372	(11,860)	(2,246)	80,227	2,138	87	—
Voya Large Cap Value Fund - Class R6	29,962	103,663	(52,561)	(770)	80,294	594	(156)	2,557
Voya Large-Cap Growth Fund - Class R6	123,505	104,030	(34,167)	10,059	203,427	799	8,331	8,649
Voya Multi-Manager Emerging Markets Equity Fund - Class I	80,312	94,861	(24,395)	(2,417)	148,361	1,223	11,703	—
Voya Multi-Manager International Equity Fund - Class I	131,855	81,382	(20,118)	4,364	197,483	2,512	4,070	781
Voya Multi-Manager International Factors Fund - Class I	79,903	73,811	(15,802)	(327)	137,585	2,663	3,141	2,560
Voya Multi-Manager Mid Cap Value Fund - Class I	76,700	75,239	(71,111)	(6,460)	74,368	683	10,369	5,437
Voya Real Estate Fund - Class R6	20,852	10,116	(31,691)	723	—	560	(4,900)	3,872
Voya Small Company Fund - Class R6	—	59,938	(212)	2,294	62,020	—	2	—
Voya SmallCap Opportunities Fund - Class R6	35,228	31,116	(62,604)	(3,740)	—	—	3,955	3,249
Voya U.S. High Dividend Low Volatility Fund - Class I	—	149,844	(533)	2,683	151,994	—	1	—
	$769,275	$885,090	$(474,778)	$(13,994)	$1,165,593	$14,853	$58,609	$32,176

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At May 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at year end were:
Cost for federal income tax purposes was $1,878,072.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$121,956
Gross Unrealized Depreciation	(7,232)
Net Unrealized Appreciation	$114,724

See Accompanying Notes to Financial Statements

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended May 31, 2018 were as follows:
Fund Name	Type	Per Share Amount
Voya Target In-Retirement Fund
Class A	NII	$0.2159
Class I	NII	$0.2367
Class R6	NII	$0.2421
All Classes	STCG	$0.1316
All Classes	LTCG	$0.1373
Voya Target Retirement 2020 Fund
Class A	NII	$0.2448
Class I	NII	$0.2564
Class R6	NII	$0.2577
All Classes	STCG	$0.2589
All Classes	LTCG	$0.1078
Voya Target Retirement 2025 Fund
Class A	NII	$0.2509
Class I	NII	$0.2675
Class R6	NII	$0.2728
All Classes	STCG	$0.1920
All Classes	LTCG	$0.1425
Voya Target Retirement 2030 Fund
Class A	NII	$0.2675
Class I	NII	$0.2876
Class R6	NII	$0.2939
All Classes	STCG	$0.1111
All Classes	LTCG	$0.2315
Voya Target Retirement 2035 Fund
Class A	NII	$0.2517
Class I	NII	$0.2728
Class R6	NII	$0.2756
All Classes	STCG	$0.2492
All Classes	LTCG	$0.2601
Fund Name	Type	Per Share Amount
Voya Target Retirement 2040 Fund
Class A	NII	$0.2413
Class I	NII	$0.2621
Class R6	NII	$0.2658
All Classes	STCG	$0.0529
All Classes	LTCG	$0.4284
Voya Target Retirement 2045 Fund
Class A	NII	$0.2237
Class I	NII	$0.2515
Class R6	NII	$0.2594
All Classes	STCG	$0.1439
All Classes	LTCG	$0.3354
Voya Target Retirement 2050 Fund
Class A	NII	$0.2271
Class I	NII	$0.2538
Class R6	NII	$0.2595
All Classes	STCG	$0.0425
All Classes	LTCG	$0.5103
Voya Target Retirement 2055 Fund
Class A	NII	$0.2231
Class I	NII	$0.2486
Class R6	NII	$0.2550
All Classes	STCG	$0.0461
All Classes	LTCG	$0.4671
Voya Target Retirement 2060 Fund
Class A	NII	$0.2179
Class I	NII	$0.2471
Class R6	NII	$0.2507
All Classes	STCG	$0.0440
All Classes	LTCG	$0.4569

NII − Net investment income
STCG − Short-term capital gain
LTCG − Long-term capital gain
Of the ordinary distributions made during the year ended May 31, 2018, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:
Voya Target In-Retirement Fund	10.15%
Voya Target Retirement 2020 Fund	11.19%
Voya Target Retirement 2025 Fund	11.59%
Voya Target Retirement 2030 Fund	17.79%
Voya Target Retirement 2035 Fund	16.69%
Voya Target Retirement 2040 Fund	20.05%
Voya Target Retirement 2045 Fund	23.61%
Voya Target Retirement 2050 Fund	30.42%
Voya Target Retirement 2055 Fund	30.03%
Voya Target Retirement 2060 Fund	31.21%

TAX INFORMATION (Unaudited) (continued)

For the year ended May 31, 2018, the following are percentages of ordinary distributions paid by the Funds that are designated as qualifying dividend income (QDI) subject to reduced income tax rates for individuals:
Voya Target In-Retirement Fund	14.90%
Voya Target Retirement 2020 Fund	17.73%
Voya Target Retirement 2025 Fund	19.39%
Voya Target Retirement 2030 Fund	30.78%
Voya Target Retirement 2035 Fund	29.24%
Voya Target Retirement 2040 Fund	34.39%
Voya Target Retirement 2045 Fund	40.93%
Voya Target Retirement 2050 Fund	53.36%
Voya Target Retirement 2055 Fund	53.02%
Voya Target Retirement 2060 Fund	54.56%
The Funds designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):
Voya Target In-Retirement Fund	$45,435
Voya Target Retirement 2020 Fund	$47,023
Voya Target Retirement 2025 Fund	$75,982
Voya Target Retirement 2030 Fund	$103,414
Voya Target Retirement 2035 Fund	$96,778
Voya Target Retirement 2040 Fund	$93,579
Voya Target Retirement 2045 Fund	$85,469
Voya Target Retirement 2050 Fund	$84,063
Voya Target Retirement 2055 Fund	$82,725
Voya Target Retirement 2060 Fund	$59,467
The Regulated Investment Company Modernization Act of 2010 allows qualified fund-of-funds to elect to pass through the ability to take foreign tax credits (or deductions) to the extent that foreign taxes are passed through from underlying funds. A qualified fund-of-funds is a regulated investment company that has at least 50% of the value of its total assets invested in other regulated investment companies at the end of each quarter of the taxable year. Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following amounts as foreign taxes paid for the year ended May 31, 2018:
	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income*
Voya Target In-Retirement Fund	$676	$0.0013	5.31%
Voya Target Retirement 2020 Fund	$1,342	$0.0019	5.95%
Voya Target Retirement 2025 Fund	$1,961	$0.0022	6.68%
Voya Target Retirement 2030 Fund	$2,199	$0.0031	11.86%
Voya Target Retirement 2035 Fund	$2,013	$0.0035	10.48%
Voya Target Retirement 2040 Fund	$1,257	$0.0033	12.36%
Voya Target Retirement 2045 Fund	$1,500	$0.0041	14.75%
Voya Target Retirement 2050 Fund	$1,010	$0.0034	17.70%
Voya Target Retirement 2055 Fund	$1,109	$0.0045	18.02%
Voya Target Retirement 2060 Fund	$787	$0.0048	17.70%

*
None of the Funds listed above derived any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

TAX INFORMATION (Unaudited) (continued)

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.
Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

SHAREHOLDER MEETING INFORMATION (Unaudited)

Proposal:
1
To approve a new investment management agreement between Voya Investments, LLC and the Target Date Funds.

A special meeting of shareholders of the Target Date Funds was held May 8, 2018, at the offices of Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.
Target Date Funds (10)	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
Voya Target In-Retirement Fund	1*	194,705.363	0.000	96,872.315	0.000	291,577.678
Voya Target Retirement 2020 Fund	1*	251,986.208	0.000	50,412.255	0.000	302,398.463
Voya Target Retirement 2025 Fund	1*	389,328.626	0.000	1,373.310	0.000	390,701.936
Voya Target Retirement 2030 Fund	1*	299,831.896	0.000	121,197.428	0.000	421,029.024
Voya Target Retirement 2035 Fund	1*	232,705.021	455.857	0.000	0.000	233,160.878
Voya Target Retirement 2040 Fund	1*	130,260.204	0.000	0.000	0.000	130,260.204
Voya Target Retirement 2045 Fund	1*	152,822.406	0.000	47,585.497	0.000	200,407.903
Voya Target Retirement 2050 Fund	1*	138,501.808	0.000	0.000	0.000	138,501.808
Voya Target Retirement 2055 Fund	1*	128,174.130	441.315	8,456.394	0.000	137,071.839
Voya Target Retirement 2060 Fund	1*	131,343.852	0.000	0.000	0.000	131,343.852

*
Proposal was passed for all 10 Target Date Funds

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The business and affairs of the Trust are managed under the direction of the Board. A Trustee, who is not an interested person of the Trust, as defined in the 1940 Act, is an independent trustee (“Independent Trustee”). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about Trustees of the Trust and is available, without charge, upon request at (800) 992-0180.
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years	Number of funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee
Independent Trustees:
Colleen D. Baldwin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 58	Trustee	July 2007 – Present	President, Glantuam Partners, LLC, a business consulting firm (January 2009 – Present).	151	DSM/Dentaquest, Boston, MA (February 2014 – Present).
John V. Boyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 65	Chairperson Trustee	January 2014 – Present May 2007 – Present	President and Chief Executive Officer, Bechtler Arts Foundation, an arts and education foundation (January 2008 – Present).	151	None.
Patricia W. Chadwick 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 69	Trustee	May 2007 – Present	Consultant and President, Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy (January 2000 – Present).	151	Wisconsin Energy Corporation (June 2006 – Present); The Royce Fund (22 funds) (December 2009 – Present); and AMICA Mutual Insurance Company (1992 – Present).
Martin J. Gavin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, AZ 85258 Age: 68	Trustee	August 2015 – Present	Retired. Formerly, President and Chief Executive Officer, Connecticut Children’s Medical Center (May 2006 – November 2015).	151	None.
Russell H. Jones 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 74	Trustee	May 2013 – Present	Retired.	151	None.
Patrick W. Kenny 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 75	Trustee	May 2007 – Present	Retired.	151	Assured Guaranty Ltd. (April 2004 – Present).
Joseph E. Obermeyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 60	Trustee	May 2013 – Present	President, Obermeyer & Associates, Inc., a provider of financial and economic consulting services (November 1999 –Present).	151	None.
Sheryl K. Pressler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 67	Trustee	May 2007 – Present	Consultant (May 2001 –Present).	151	None.

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years	Number of funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee
Christopher P. Sullivan 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 64	Trustee	October 2015 – Present	Retired.	151	None.
Roger B. Vincent 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 72	Trustee	May 2007 – Present	Retired.	151	None.
Trustee who is an “interested person”:
Dina Santoro(3) 230 Park Avenue New York, New York 10169 Age: 45	Trustee	July 2018 – Present	President, Voya Investments, LLC and Voya Capital, LLC (March 2018 – Present); Senior Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Managing Director, Head of Product and Marketing Strategy, Voya Investment Management (September 2017 – Present). Formerly, Managing Director, Quantitative Management Associates, LLC (January 2004 – August 2017).	151	Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March 2018 – Present); Voya Investments Distributor, LLC (April 2018 – Present).

(1)
Trustees serve until their successors are duly elected and qualified. The tenure of each Trustee who is not an “interested person” as defined in the 1940 Act, of each Fund (“Independent Trustee”) is subject to the Board’s retirement policy which states that each duly elected or appointed Independent Trustee shall retire from and cease to be a member of the Board of Trustees at the close of business on December 31 of the calendar year in which the Independent Trustee attains the age of 75. A majority vote of the Board’s other Independent Trustees may extend the retirement date of an Independent Trustee if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for the purposes of appointing a successor to the Independent Trustee or otherwise comply under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer required (as determined by a vote of a majority of the other Independent Trustees).

(2)
For the purposes of this table, “Fund Complex” means the Voya family of funds including the following investment companies: Voya Asia Pacific High Dividend Equity Income Fund; Voya Balanced Portfolio, Inc.; Voya Emerging Markets High Dividend Equity Fund; Voya Equity Trust; Voya Funds Trust; Voya Global Advantage and Premium Opportunity Fund; Voya Global Equity Dividend and Premium Opportunity Fund; Voya Government Money Market Portfolio; Voya Infrastructure, Industrials and Materials Fund; Voya Intermediate Bond Portfolio; Voya International High Dividend Equity Income Fund; Voya Investors Trust; Voya Mutual Funds; Voya Natural Resources Equity Income Fund; Voya Partners, Inc.; Voya Prime Rate Trust; Voya Senior Income Fund; Voya Separate Portfolios Trust; Voya Series Fund, Inc.; Voya Strategic Allocation Portfolios, Inc.; Voya Variable Funds; Voya Variable Insurance Trust; Voya Variable Portfolios, Inc.; and Voya Variable Products Trust. The number of funds in the Fund Complex is as of June 30, 2018.

(3)
Effective July 10, 2018, Ms. Santoro was appointed to the Board of Trustees and is deemed to be an “interested person” of the Trust as defined in the 1940 Act, because of her current affiliation with the Voya funds, Voya Financial, Inc. or Voya Financial, Inc.’s affiliates.

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years
Michael Bell One Orange Way Windsor, Connecticut 06095 Age: 49	Chief Executive Officer	March 2018 – Present	Chief Executive Officer and Director, Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March 2018 – Present); Senior Vice President and Treasurer, Voya Investments Distributor, LLC (November 2015 – Present); Chief Financial Officer, Voya Investment Management (September 2014 – Present). Formerly, Senior Vice President, Chief Financial Officer and Treasurer, Voya Investments, LLC (November 2015 – March 2018); Chief Financial Officer and Chief Accounting Officer, Hartford Investment Management (September 2003 – September 2014).
Dina Santoro 230 Park Avenue New York, New York 10169 Age: 45	President	March 2018 – Present	President and Director, Voya Investments, LLC and Voya Capital, LLC (March 2018 – Present); Director, Voya Funds Services, LLC (March 2018 – Present); Director and Senior Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Managing Director, Head of Product and Marketing Strategy, Voya Investment Management (September 2017 – Present). Formerly, Managing Director, Quantitative Management Associates, LLC (January 2004 – August 2017).
Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 68	Executive Vice President Chief Investment Risk Officer	March 2007 – Present September 2009 – Present	Executive Vice President, Voya Investments, LLC (July 2000 – Present) and Chief Investment Risk Officer, Voya Investments, LLC (January 2003 – Present).
James M. Fink 5780 Powers Ferry Road NW Atlanta, Georgia 30327 Age: 60	Executive Vice President	March 2018 – Present	Managing Director, Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March 2018 – Present); Senior Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Chief Administrative Officer, Voya Investment Management (September 2017 – Present). Formerly, Managing Director, Operations, Voya Investment Management (March 1999 – September 2017).
Kevin M. Gleason 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 52	Chief Compliance Officer	February 2012 – Present	Senior Vice President, Voya Investment Management and Chief Compliance Officer, Voya Family of Funds (February 2012 – Present).
Todd Modic 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 50	Senior Vice President, Chief/PrincipalFinancial Officer and Assistant Secretary	March 2007 – Present	President, Voya Funds Services, LLC (March 2018 – Present) and Senior Vice President, Voya Investments, LLC (April 2005 – Present).
Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 54	Senior Vice President	March 2007 – Present	Senior Vice President, Voya Investments, LLC (September 2003 – Present).
Robert Terris 5780 Powers Ferry Road NW Atlanta, Georgia 30327 Age: 48	Senior Vice President	March 2007 – Present	Senior Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Senior Vice President, Head of Division Operations, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (March 2006 – Present).
Fred Bedoya 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 45	Vice President and Treasurer	September 2012 – Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (July 2012 – Present).

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years
Maria M. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 60	Vice President	March 2007 – Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (September 2004 – Present).
Sara M. Donaldson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 58	Vice President	September 2014 – Present	Vice President, Voya Investments, LLC (October 2015 – Present). Formerly, Vice President, Voya Funds Services, LLC (April 2014 – October 2015). Formerly, Director, Compliance, AXA Rosenberg Global Services, LLC (September 1997 – March 2014).
Micheline S. Faver 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 41	Vice President	September 2016 – Present	Vice President, Head of Fund Compliance and Chief Compliance Officer, Voya Investments, LLC (June 2016 – Present); Formerly, Vice President, Mutual Fund Compliance (March 2014 – June 2016); Assistant Vice President, Mutual Fund Compliance (May 2013 – March 2014); Assistant Vice President, Senior Project Manager (May 2008 – May 2013).
Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 50	Vice President	March 2007 – Present	Vice President, Voya Funds Services, LLC (November 1995 – Present) and Voya Investments, LLC (August 1997 – Present).
Jason Kadavy 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 42	Vice President	September 2012 – Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (July 2007 – Present).
Andrew K. Schlueter 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 42	Vice President	March 2018 – Present	Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Vice President, Voya Investments, LLC and Voya Funds Services, LLC (March 2018 – Present); Vice President, Head of Mutual Fund Operations, Voya Investment Management (February 2018 – Present). Formerly, Vice President, Voya Investment Management (March 2014 – February 2018); Assistant Vice President, Voya Investment Management (March 2011 – March 2014).
Kimberly K. Springer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 61	Vice President	March 2007 – Present	Vice President – Mutual Fund Product Development, Voya Investments, LLC (July 2012 – Present); Vice President, Voya Family of Funds (March 2010 – Present) and Vice President, Voya Funds Services, LLC (March 2006 – Present).
Craig Wheeler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 49	Vice President	May 2013 – Present	Vice President – Director of Tax, Voya Investments, LLC (October 2015 – Present). Formerly, Vice President – Director of Tax, Voya Funds Services, LLC (March 2013 – October 2015). Formerly, Assistant Vice President – Director of Tax, Voya Funds Services, LLC (March 2008 – February 2013).
Monia Piacenti(2) One Orange Way Windsor, Connecticut 06095 Age: 41	Anti-Money Laundering Officer	June 2018 – Present	Anti-Money Laundering Officer, Voya Investments Distributor, LLC, Voya Investment Management and Voya Investment Management Trust Co. (June 2018 – Present); Senior Compliance Officer, Voya Investment Management (December 2009 – Present).
Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 54	Secretary	March 2007 – Present	Senior Vice President and Chief Counsel, Voya Investment Management – Mutual Fund Legal Department (March 2010 – Present).

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years
Paul A. Caldarelli 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 66	Assistant Secretary	June 2010 – Present	Vice President and Senior Counsel, Voya Investment Management – Mutual Fund Legal Department (March 2010 – Present).
Theresa K. Kelety 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 55	Assistant Secretary	March 2007 – Present	Vice President and Senior Counsel, Voya Investment Management – Mutual Fund Legal Department (March 2010 – Present).

(1)
The Officers hold office until the next annual meeting of the Board of Trustees and until their successors shall have been elected and qualified.

(2)
Effective June 30, 2018, Monia Piacenti has been appointed to the funds’ Officer list as Anti-Money Laundering Officer for the funds.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF NEW Investment Management AND SUB-ADVISORY CONTRACTs FOR VOYA Target In-Retirement Fund, Voya Target Retirement 2020 Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, and Voya Target Retirement 2060 FUND
At a meeting held on January 11, 2018, the Board of Trustees (“Board”) of Voya Separate Portfolios Trust (“Trust”) considered and approved a new Investment Management Agreement (“New Management Agreement”) between the Trust, on behalf of Voya Target In-Retirement Fund, Voya Target Retirement 2020 Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, and Voya Target Retirement 2060 (the “Target Date Funds”), and Voya Investments, LLC (“Adviser”). The New Management Agreement would replace the current Investment Management Agreement (“Current Management Agreement”), subject to the approval of the New Management Agreement by shareholders of the Target Date Funds.
In approving the New Management Agreement, the Board was attentive to the differences between the New Management Agreement and the Current Management Agreement and certain additional proposals by the Adviser related to the Target Date Funds and the other investment companies that are managed by the Adviser in which the Target Date Funds may invest (“Affiliated Underlying Funds”). The Board considered that, under the Current Management Agreement, the Target Date Funds are subject to a bifurcated management fee schedule, pursuant to which the management fees paid by the Target Date Funds are dependent upon the types of assets in which they invest. In contrast, under the New Management Agreement, each Target Date Fund will pay a management fee rate of 0.40% on all of its assets, regardless of the types of investments it may hold, and the Adviser will become responsible for many of the fees and expenses of the Target Date Fund currently paid for directly by the Target Date Fund, with the exception of, among others: fees and expenses related to securities lending; executing portfolio transactions; any distribution or shareholder servicing plan; taxes; borrowing; compensation of the Independent Trustees; sub-transfer agency, recordkeeping, and/or “omnibus” arrangements (“Sub-TA Arrangements”); and extraordinary expenses. In considering the Sub-TA
Arrangements, the Board considered that, under the New Management Agreement, it would be permissible for the Target Date Funds to pay such fees to affiliates of the Adviser, provided that the Board authorizes such payments. The Board also considered the Adviser’s representations regarding the impact of the expense limitations proposed by the Adviser for the Target Date Funds and the Affiliated Underlying Funds, which were contingent upon approval of the New Management Agreement and are expected to lower the net expense ratios of the Target Date Funds through at least October 1, 2019. In addition, the Board considered the Adviser’s representations that the New Management Agreement would be simpler for investors to understand and, thus, might make the Target Date Funds more readily saleable.
The Board’s consideration of whether to approve the New Management Agreement took into account several factors, including, but not limited to, the following: (1) the Adviser’s representations that it will continue to devote the same level of resources and personnel to the management and administration of the Target Date Funds under the New Management Agreement as it currently provides under the Current Management Agreement and there would be no changes in the nature, extent and quality of the services the Adviser provides to the Target Date Funds, except that the Adviser would become responsible for paying many of the Target Date Funds’ fees and expenses; (2) the proposed pricing structure under the New Management Agreement, including the estimated net expense ratios to be borne by Target Date Fund shareholders under this arrangement; (3) that, if the New Management Agreement is implemented, the Target Date Funds would invest in classes of shares of the Affiliated Underlying Funds that, subject to certain exceptions, have a zero basis point net expense ratio by virtue of the Adviser’s fee waivers and expense reimbursements at the Affiliated Underlying Fund level, which would have the effect of reducing the acquired fund fees and expenses paid by the Target Date Funds; (4) the projected profitability for the Adviser under the New Management Agreement; (5) comparisons of the proposed fees to be charged to each Target Date Fund under the New Management Agreement with the fees charged by the funds in a selected peer group of mutual funds (“SPG”); (6) whether economies of scale likely will be realized by the Adviser as a Target Date Fund grows larger and the Adviser’s representations that, while there are no management fee breakpoints under the New Management Agreement, there would be fee waiver and expense reimbursement arrangements at both the Target Date Fund and Affiliated Underlying Fund levels; (7) the extent to which economies of scale realized by the Adviser could be shared with each Target Date Fund through such fee waivers and expense reimbursements; and (8) information

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

regarding the potential fall-out benefits (direct or indirect benefits that may accrue to the Adviser or its affiliates other than direct compensation under the New Management Agreement because of their relationship with the Target Date Funds) if the New Management Agreement is put into effect.
In considering the New Management Agreement, the Board took into account the factors described above and also considered the pricing structure (including the expense ratios to be borne by shareholders) of each Target Date Fund, as compared to its SPG, under the New Management Agreement and the expense limitation agreements proposed by the Adviser for the Target Date Funds and the Affiliated Underlying Funds, including that: (a) the management fee for each Target Date Fund would be above the median and the average management fees of the funds in its SPG; and (b) the estimated net expense ratio for each Target Date Fund would be below the median and the average expense ratios of the funds in its SPG. In considering the management fee under the New Management Agreement, the Board considered that the Adviser will assume certain expenses of the Target Date Funds not typically borne by the advisers to the SPG Funds.
The Board also took into account the information provided to it previously in connection with the Board’s annual review of the Current Management Agreement, which was most recently approved for continuation at the in-person meeting of the Board held on November 16, 2017. At that meeting, the Board concluded, in light of all factors it considered, to renew the Current Management Agreement and that the fee rates set forth in the Current Management Agreement were fair and reasonable. Among other factors, the Board considered: (1) the nature, extent and quality of services provided under the Current Management Agreement; (2) the extent to which economies of scale are reflected in the fee rate schedules under the Current Management Agreement; (3) a comparison of the Target Date Funds’ fee rates and expense ratios to those of its SPG; (4) a comparison of the Target Date Funds’ performance against the Morningstar category and the SPG funds; and (5) the existence of the fall-out benefits to the Adviser and its affiliates from the Adviser’s relationship with the Target Date Funds.
After its deliberation, the Board concluded that the management fee rates and estimated net expense ratios of the Target Date Funds under the New Management Agreement are reasonable in the context of all factors considered by the Board. As a result of the factors considered by the Board and these conclusions, the Board voted to approve the New Management Agreement and recommend its approval to shareholders of the Target Date Funds.
At its January 11, 2018 meeting, the Board also considered and approved a new Subadvisory Agreement (“New Subadvisory Agreement”) with Voya Investment Management Co. LLC (“Voya IM”) for the Target Date Funds. The New Subadvisory Agreement would replace the current Subadvisory Agreement (“Current Subadvisory Agreement”), which, pursuant to its terms, will terminate automatically if the Current Management Agreement for the Target Date Funds terminates. The New Subadvisory Agreement will take effect when the New Management Agreement for the Target Date Funds takes effect.
In approving the New Subadvisory Agreement, the Board considered that the only differences between the New Subadvisory Agreement and the Current Subadvisory Agreement were their effective dates and the compensation payable to Voya IM. In considering the compensation to be paid to Voya IM under the New Subadvisory Agreement, the Board noted that the Adviser, and not the Target Date Funds, is responsible for paying this compensation. In connection with its review of the New Subadvisory Agreement, the Board determined that it did not need to consider certain factors it typically considers during its review of the Target Date Funds’ subadvisory arrangements because it had done so in connection with the Board’s annual review of the Current Subadvisory Agreement, which was most recently renewed at the in-person meeting of the Board held on November 16, 2017. At that meeting, the Board concluded, in light of all factors it considered, to renew the Current Subadvisory Agreement and that the fee rates set forth in the Current Subadvisory Agreement were fair and reasonable. Among other factors, the Board considered: (1) the nature, extent and quality of services provided under the Current Subadvisory Agreement; (2) the extent to which economies of scale are reflected in the fee rate schedules under the Current Subadvisory Agreement; (3) a comparison of the Target Date Funds’ fee rates and expense ratios to those of its selected peer group (“SPG”); (4) a comparison of the Target Date Funds’ performance against the Morningstar category and the SPG funds; (5) the costs incurred and profits realized by Voya IM, the Adviser and their affiliates with respect to their services to the Target Date Funds; and (6) the existence of the fall-out benefits to Voya IM and its affiliates from the Voya IM’s relationship with the Target Date Funds.

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Independent Registered Public Accounting Firm
KPMG LLP
Two Financial Center
60 South Street
Boston, Massachusetts 02111
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
167983          (0518-072518)

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 10(a)(1), Ex-99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Colleen D. Baldwin, Martin J. Gavin, Patrick W. Kenny, Joseph E. Obermeyer, and Roger B. Vincent are audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Baldwin, Mr. Gavin, Mr. Kenny, Mr. Obermeyer and Mr. Vincent are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by KPMG LLP (“KPMG”), the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $205,000 for the year ended May 31, 2018 and $214,206 for the year ended May 31, 2017.

(b)	Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by KPMG that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $27,000 for the year ended May 31, 2018 and $27,000 for the year ended May 31, 2017.

(c)	Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by KPMG for tax compliance, tax advice, and tax planning were $84,750 for the year ended May 31, 2018 and $84,750 for the year ended May 31, 2017. Such services included review of excise distribution calculations (if applicable), preparation of the Funds’ federal, state, and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the year ended May 31, 2018 and $0 for the year ended May 31, 2017.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.       Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

II.       Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.       Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-SAR or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.       Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.       Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.       Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII. Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.       Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.       Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Part of KPMG’s performance of an audit in accordance with standards of the Public Company Accounting Oversight Board (US) includes their responsibility to maintain and monitor auditor independence with respect to the Voya funds. Using a proprietary system called Sentinel, the audit team is able to identify and manage potential conflicts of interest across the member firms of the KPMG International Network and prevent the provision of prohibited services to the Voya entities that would impair KPMG independence with the respect to the Voya funds. KPMG requests pre-approval from the Voya funds Audit Committee for services provided to the Voya funds and for services to affiliated entities that relate to the financial reporting or nature of operations of the Voya Funds. Additionally, KPMG provides an annual summary of the fees for services that have commenced for Voya funds and Affiliates.

Last Approved: November 16, 2017

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2018 through December 31, 2018

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $14,750 per audit
Audit of summary portfolio of investments	√	Not to exceed $565 per fund

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2018 through December 31, 2018

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,700 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $5,000 per course
For Prime Rate Trust, agreed upon procedures for quarterly reports to rating agencies	√		Not to exceed $9,450 per quarter

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2018 through December 31, 2018

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions	√		As presented to Audit Committee[2]
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

Appendix C, continued

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Pre-Approved Tax Services for the Pre-Approval Period January 1, 2018 through December 31, 2018

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax training courses		√	Not to exceed $5,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, year-end reporting for 1099’s and similar routine tax consultations as requested.	√		Not to exceed $120,000 during the Pre-Approval Period

Appendix D

Pre-Approved Other Services for the Pre-Approval Period January 1, 2018 through December 31, 2018

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.

	√	√	Not to exceed $5,700 per Fund during the Pre-Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services
Dated: January 1, 2018 to December 31, 2018

•	Bookkeeping or other services related to the accounting records or financial statements of the Funds

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions

•	Human resources

•	Broker-dealer, investment adviser, or investment banking services

•	Legal services

•	Expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA BALANCED PORTFOLIO, INC.

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

VOYA GOVERNMENT MONEY MARKET PORTFOLIO

VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

VOYA INTERMEDIATE BOND PORTFOLIO

VOYA INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND

VOYA INVESTORS TRUST

VOYA MUTUAL FUNDS

VOYA PARTNERS, INC.

VOYA PRIME RATE TRUST

VOYA NATURAL RESOURCES EQUITY INCOME FUND

VOYA SENIOR INCOME FUND

VOYA SEPARATE PORTFOLIOS TRUST

VOYA SERIES FUND, INC.

VOYA STRATEGIC ALLOCATIONS PORTFOLIOS, INC.
VOYA VARIABLE FUNDS

VOYA VARIABLE INSURANCE TRUST

VOYA VARIABLE PORTFOLIOS INC,

VOYA VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in 4(b) – (4)(d) that were approved by the audit committee

100% of the services were approved by the audit committee.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of KPMG if greater than 50%

Not applicable.

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to each Registrant by the independent registered public accounting firm for each Registrant’s fiscal years ended May 31, 2018 and May 31, 2017; and (ii) the aggregate non-audit fees billed to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2018	2017
Voya Separate Portfolios Trust	$111,750	$111,750
Voya Investments, LLC (1)	$77,700	$87,450

(1) Each Registrant’s investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining KPMG’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: August 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: August 8, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: August 8, 2018